UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2011

1.813257.106

FHI-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 70.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (e)	$ 17,502	$ 17,578
Sequa Corp. term loan 3.56% 12/3/14 (e)	49,990	49,365
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5531% 9/30/16 (e)	18,201	18,292
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (e)	46,925	47,688
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.51% 9/29/13 (e)	4,062	4,072
		136,995
Air Transportation - 0.9%
Delta Air Lines, Inc.:
Tranche 1LN:
term loan 8.75% 9/27/13 (e)	3,767	3,777
Revolving Credit-Linked Deposit 2.2612% 4/30/12 (e)	17,939	17,872
Tranche 2LN, term loan 3.5113% 4/30/14 (e)	19,431	19,236
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	3,542	3,365
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	13,878	13,756
US Airways Group, Inc. term loan 2.76% 3/23/14 (e)	34,712	32,326
		90,332
Automotive - 3.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (e)	46,737	45,334
Tranche C, term loan 2.1975% 12/27/15 (e)	23,845	22,951
Ford Motor Co. term loan:
3.02% 12/15/13 (e)	118,227	118,375
3.02% 12/15/13 (e)	5,000	5,006
Tenneco, Inc.:
Credit-Linked Deposit 5.2653% 3/16/14 (e)	15,750	15,967
Tranche B, term loan 5.0528% 6/3/16 (e)	11,940	12,104
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.96% 4/30/14 (e)	55,500	55,084
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,395	6,507
		281,328
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 4.2%
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	$ 11,583	$ 11,699
Clear Channel Capital I LLC Tranche B, term loan 3.91% 1/29/16 (e)	52,498	47,248
Clear Channel Communications, Inc. Tranche A, term loan 3.66% 7/30/14 (e)	3,000	2,880
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,727	1,731
Gray Television, Inc. Tranche B, term loan 4.52% 12/31/14 (e)	2,369	2,346
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,373	8,352
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (e)	6,398	6,142
Sinclair Broadcast Group, Inc. Tranche B, term loan 5.5% 10/23/15 (e)	5,909	5,990
Univision Communications, Inc.:
term loan 4.51% 3/31/17 (e)	104,315	102,490
Tranche 1LN, term loan 2.51% 9/29/14 (e)	74,163	73,050
VNU, Inc.:
term loan 2.2613% 8/9/13 (e)	26,855	26,855
Tranche B, term loan 4.0113% 5/1/16 (e)	38,810	39,149
Tranche C, term loan 4.0113% 5/1/16 (e)	70,921	71,364
		399,296
Building Materials - 0.4%
Armstrong World Industries, Inc. Tranche B, term loan 5% 5/23/17 (e)	9,575	9,719
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,945	22,027
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,651
		35,397
Cable TV - 5.2%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5% 11/29/15 (e)	5,753	5,796
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	43,000	43,430
CCO Holdings, LLC Tranche 3LN, term loan 2.76% 9/6/14 (e)	10,000	9,925
Cequel Communications LLC Tranche 1LN, term loan 2.2613% 11/5/13 (e)	33,555	33,515
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	$ 3,165	$ 3,260
Tranche B 1LN, term loan 2.26% 3/6/14 (e)	71,774	71,688
Tranche C, term loan 3.56% 9/6/16 (e)	107,536	107,945
CSC Holdings, Inc.:
Tranche B, term loan 2.01% 3/31/13 (e)	19,919	19,919
Tranche B2, term loan 3.51% 3/29/16 (e)	24,903	25,123
Tranche B3, term loan 3.26% 3/29/16 (e)	69,512	69,950
Insight Midwest Holdings LLC Tranche B, term loan 2.0243% 4/6/14 (e)	17,641	17,487
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,905	18,810
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,963	2,970
Tranche E, term loan 4.5% 10/23/17 (e)	5,970	5,895
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (e)	4,622	4,593
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (e)	14,716	14,789
UPC Broadband Holding BV:
Tranche T, term loan 3.7606% 12/31/16 (e)	19,000	19,048
Tranche X, term loan 3.7606% 12/31/17 (e)	14,608	14,645
Wide Open West Finance LLC Tranche A, term loan 6.7601% 6/28/14 (e)	5,000	5,000
		493,788
Capital Goods - 2.0%
Ashtead Group PLC term loan 2.0625% 8/31/11 (e)	2,658	2,651
Bucyrus International, Inc.:
Tranche B, term loan 3.2661% 5/4/14 (e)	11,937	11,907
Tranche C, term loan 4.25% 2/19/16 (e)	20,845	20,845
Dresser, Inc.:
Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (e)	18,000	17,955
Tranche B 1LN, term loan 2.5344% 5/4/14 (e)	62,977	62,820
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	4,975	5,037
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (e)	3,317	3,280
Tranche B, term loan 2.8125% 7/19/13 (e)	6,325	6,309
Sensata Technologies BV term loan 2.0543% 4/27/13 (e)	12,901	12,869
SRAM LLC term loan 5.0087% 4/30/15 (e)	1,579	1,591
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Tomkins PLC:
Tranche A, term loan 6% 9/21/15 (e)	$ 5,920	$ 5,957
Tranche B, term loan 6.25% 9/21/16 (e)	37,492	38,054
		189,275
Chemicals - 2.9%
Arizona Chemical term loan 6.75% 11/19/16 (e)	1,979	2,016
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7606% 4/2/13 (e)	28,175	28,245
Tranche C, term loan 3.3028% 10/31/16 (e)	35,177	35,441
CF Industries Holdings, Inc. Tranche B1, term loan 4.25% 4/5/15 (e)	13,551	13,636
Chemtura Corp. term loan 5.5% 8/27/16 (e)	17,000	17,213
Gentek Holding LLC Tranche B, term loan 6.7511% 10/6/15 (e)	5,985	6,112
Huntsman International LLC Tranche B, term loan 1.7978% 4/19/14 (e)	29,097	28,987
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,308	11,718
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,546	13,001
MacDermid, Inc. Tranche B, term loan 2.26% 4/12/14 (e)	1,949	1,856
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.5528% 5/15/14 (e)	1,995	1,985
Tranche 2LN, term loan 6.0528% 11/18/14 (e)	3,000	3,004
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (e)	25,934	25,934
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	15,466	15,698
Tranche C, term loan 2.0451% 5/13/16 (e)	1,980	1,990
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	6,000	6,083
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (e)	1,837	1,805
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	7,475	7,475
Solutia, Inc. Tranche B, term loan 4.5% 3/17/17 (e)	12,516	12,626
Styron Corp. term loan 6% 8/1/17 (e)	28,000	28,455
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	12,000	12,135
		275,415
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.8%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	$ 3,990	$ 4,055
Earthbound Holdings III LLC Tranche B, term loan 6.75% 12/21/16 (e)	7,000	7,105
Herbalife International, Inc. term loan 1.76% 7/21/13 (e)	1,657	1,657
Jarden Corp.:
Tranche B 5LN, term loan 3.5528% 1/26/15 (e)	3,057	3,080
Tranche B4, term loan 3.5528% 1/26/15 (e)	5,815	5,852
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (e)	28,825	29,185
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,925	9,999
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (e)	9,000	8,994
6.25% 5/5/16 (e)	38,300	38,276
6.5% 5/5/16 (e)	42,205	42,179
6.75% 5/5/16 (e)	16,695	16,684
Spectrum Brands, Inc. Tranche B, term loan 5.0129% 6/16/16 (e)	5,000	5,056
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (e)	1,862	1,857
		173,979
Containers - 1.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	23,094	23,209
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,654
Berry Plastics Holding Corp. Tranche C, term loan 2.2844% 4/3/15 (e)	7,890	7,762
BWAY Holding Co. Tranche B, term loan 5.5003% 6/16/17 (e)	1,990	2,017
Crown Holdings, Inc.:
term loan B 2.02% 11/15/12 (e)	6,231	6,247
Tranche B, term loan 2.02% 11/15/12 (e)	5,195	5,208
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,985	2,015
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	15,960	16,259
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7819% 6/14/13 (e)	25,849	25,946
		98,317
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.9%
Booz Allen & Hamilton, Inc. term loan 4% 7/31/17 (e)	$ 6,880	$ 6,880
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	17,813	18,258
Equipower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,815	9,962
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (e)	25,280	25,596
Tranche 2 LN, term loan 8.25% 11/3/17 (e)	3,905	4,037
Interactive Data Corp. term loan 6.75% 1/29/17 (e)	19,900	20,099
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	12,923	13,004
Tranche 2LN, term loan 7% 3/17/16 (e)	9,077	9,225
MSCI, Inc. term loan 4.75% 6/1/16 (e)	26,880	27,216
Nuveen Investments, Inc. term loan:
3.3035% 11/13/14 (e)	9,015	8,812
5.8025% 5/31/17 (e)	7,028	7,081
RBS WorldPay Tranche B, term loan 6.25% 10/18/17 (e)	10,000	10,188
TransUnion LLC term loan 6.75% 6/15/17 (e)	18,562	18,655
		179,013
Diversified Media - 0.4%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	1,995	1,716
Advantage Sales & Marketing LLC Tranche 1 LN, term loan 5.25% 12/17/17 (e)	3,000	3,026
Autotrader.com, Inc. Tranche B, term loan 4.75% 12/15/16 (e)	12,000	12,135
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (e)	20,577	20,783
LBI Media, Inc. term loan 1.76% 3/31/12 (e)	2,191	2,095
		39,755
Electric Utilities - 5.7%
AES Corp. term loan 2.8588% 8/10/11 (e)	16,732	16,732
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (e)	5,952	5,930
term loan 3.3028% 3/30/14 (e)	61,943	61,711
Astoria Generating Co. Acquisitions LLC term loan 4.06% 8/23/13 (e)	4,000	3,930
BRSP LLC term loan 7.5% 6/24/14 (e)	13,021	13,249
Calpine New Development Holdings LLC term loan 7% 6/8/17 (e)	36,530	36,804
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Coleto Creek WLE LP:
LOC 3.0528% 6/28/13 (e)	$ 2,097	$ 2,076
term loan 3.0343% 6/28/13 (e)	7,440	7,366
Covanta Energy Corp.:
Credit-Linked Deposit 1.8028% 2/9/14 (e)	3,643	3,625
term loan 1.8125% 2/9/14 (e)	7,122	7,087
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.01% 4/2/13 (e)	94,843	94,369
Tranche B, term loan 4.01% 4/2/13 (e)	7,051	7,016
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	43,890	44,603
MACH Gen LLC Credit-Linked Deposit 2.3028% 2/22/13 (e)	182	169
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	87	86
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	4,271	4,217
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.76% 5/8/15 (e)	560	537
Tranche DD, term loan 3.76% 5/8/15 (e)	2,239	2,150
NRG Energy, Inc.:
Credit-Linked Deposit:
2.0528% 2/1/13 (e)	3,403	3,395
3.5528% 8/1/15 (e)	29,097	29,206
term loan:
2.0411% 2/1/13 (e)	13,361	13,361
3.5528% 8/1/15 (e)	29,639	29,973
NSG Holdings LLC:
Credit-Linked Deposit 1.8016% 6/15/14 (e)	247	241
Tranche B, term loan 1.8016% 6/15/14 (e)	671	654
Puget Energy, Inc. term loan 2.51% 2/6/14 (e)	7,412	7,375
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.7084% 12/15/11 (e)	619	621
Credit-Linked Deposit 2.3028% 12/15/13 (e)	1,976	1,981
Tranche 1LN, term loan 2.3028% 12/15/13 (e)	4,524	4,535
Tranche 2LN, term loan 4.5528% 12/15/14 (e)	24,242	23,091
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (e)	$ 35,252	$ 28,951
Tranche B2, term loan 3.7864% 10/10/14 (e)	30,300	24,922
Tranche B3, term loan 3.7633% 10/10/14 (e)	67,304	55,190
		540,733
Energy - 0.2%
Alon USA, Inc. term loan 2.5341% 8/4/13 (e)	1,857	1,513
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	2,925	3,049
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,279	1,286
Sheridan Production Partners LP term loan 7.5% 4/20/17 (e)	8,970	9,060
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (e)	2,710	2,697
		17,605
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (e)	1,985	1,995
Regal Cinemas Corp. term loan 3.8028% 11/19/16 (e)	11,718	11,821
		13,816
Environmental - 0.2%
Darling International, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	7,275	7,348
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	9,950	10,099
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2613% 3/30/14 (e)	454	418
		17,865
Food & Drug Retail - 0.4%
GNC Corp. term loan 2.541% 9/16/13 (e)	6,830	6,779
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	5,975	5,990
Tranche ABL, term loan 2.0168% 6/4/14 (e)	15,188	14,599
SUPERVALU, Inc.:
Tranche B, term loan 1.635% 6/2/12 (e)	9,651	9,579
Tranche B2, term loan 3.51% 10/5/15 (e)	3,172	3,164
		40,111
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 1.2%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (e)	$ 7,718	$ 7,833
Constellation Brands, Inc.:
Tranche B, term loan 1.8125% 6/5/13 (e)	23,647	23,618
Tranche B, term loan 3.0625% 6/5/15 (e)	11,666	11,695
Dean Foods Co. Tranche B, term loan:
3.31% 4/2/16 (e)	16,274	16,112
3.5389% 4/2/17 (e)	7,960	7,880
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0592% 3/2/17 (e)	1,962	1,986
Tranche C 1LN, term loan 5.0394% 3/2/17 (e)	4,872	4,933
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (e)	12,550	12,629
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (e)	16,742	16,993
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (e)	8,325	8,408
U.S. Foodservice Tranche B, term loan 2.76% 7/3/14 (e)	6,281	6,092
		118,179
Gaming - 1.9%
Ameristar Casinos, Inc. term loan 3.5531% 11/10/12 (e)	4,773	4,797
Boyd Gaming Corp. term loan 12/31/15 (e)	6,000	5,940
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,204	1,198
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 1/14/15 (e)	7,425	7,536
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3031% 1/28/15 (e)	6,688	6,211
Tranche B2, term loan 3.3031% 1/28/15 (e)	8,890	8,257
Tranche B3, term loan 3.3031% 1/28/15 (e)	8,752	8,129
Tranche B4, term loan 9.5% 10/31/16 (e)	1,980	2,101
Las Vegas Sands Corp. term loan 3.04% 11/23/15 (e)	6,958	6,879
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (e)	5,054	4,991
Tranche B, term loan:
2.04% 5/23/14 (e)	24,795	24,485
3.04% 11/23/16 (e)	8,322	8,250
Tranche I, term loan 3.04% 11/23/16 (e)	1,673	1,654
Penn National Gaming, Inc. Tranche B, term loan 2.0338% 10/3/12 (e)	26,702	26,702
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (e)	$ 21,039	$ 21,117
Tranche DD, term loan 4.8% 5/26/12 (e)	15,078	15,135
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (e)	21,600	21,681
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.145% 8/15/13 (e)	2,313	2,290
		177,353
Healthcare - 12.9%
Bausch & Lomb, Inc. term loan:
3.51% 4/26/15 (e)	11,451	11,494
3.5431% 4/26/15 (e)	48,021	48,202
Biomet, Inc. term loan 3.2929% 3/25/15 (e)	29,783	29,858
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,955	2,955
Community Health Systems, Inc.:
term loan 3.7944% 1/25/17 (e)	44,269	44,601
Tranche B, term loan 2.5444% 7/25/14 (e)	238,540	237,944
Tranche DD, term loan 2.5444% 7/25/14 (e)	12,262	12,232
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	8,000	8,100
DaVita, Inc.:
Tranche A, term loan 3.01% 10/20/15 (e)	19,650	19,699
Tranche B, term loan 4.5% 10/20/16 (e)	76,495	77,451
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,990	4,025
Emergency Medical Services Corp. term loan 3.2613% 4/8/15 (e)	4,906	4,900
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.6756% 3/31/13 (e)	39,187	39,187
Fresenius SE term loan:
4.5% 9/10/14 (e)	27,890	28,099
4.5% 9/10/14 (e)	17,073	17,201
Grifols SA Tranche B, term loan 10/1/16 (e)	42,000	42,683
Hanger Orthopedic Group, Inc. Tranche B, term loan 5.25% 12/1/16 (e)	7,125	7,196
HCA, Inc.:
term loan 1.5228% 11/17/12 (e)	9,000	8,955
Tranche B, term loan 2.5528% 11/17/13 (e)	275,607	275,268
Tranche B2, term loan 3.5528% 3/31/17 (e)	63,286	64,077
Health Management Associates, Inc. Tranche B, term loan 2.0528% 2/28/14 (e)	15,919	15,879
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,995	2,042
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IASIS Healthcare Corp.:
Credit-Linked Deposit 2.26% 3/15/14 (e)	$ 548	$ 544
term loan 2.26% 3/15/14 (e)	5,780	5,744
Tranche DD, term loan 2.26% 3/15/14 (e)	2,003	1,990
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2604% 6/26/14 (e)	20,843	20,843
Tranche 2LN, term loan 4.51% 6/26/15 (e)	4,500	4,478
LifePoint Hospitals, Inc. Tranche B, term loan 3.04% 4/15/15 (e)	12,000	12,075
Manor Care, Inc. term loan 2.76% 12/21/14 (e)	31,348	31,270
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	7,579	7,608
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,736	2,770
PTS Acquisition Corp. term loan 2.51% 4/10/14 (e)	1,775	1,742
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	15,760	16,016
Sheridan Healthcare, Inc. Tranche B, term loan 4.0534% 6/15/14 (e)	4,868	4,795
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,925	9,925
Sun Healthcare Group, Inc. Tranche B, term loan 8% 10/18/16 (e)	6,922	6,957
Team Health, Inc. term loan 2.2891% 11/22/12 (e)	8,072	7,971
Universal Health Services, Inc.:
term loan 5.5% 11/15/16 (e)	19,000	19,228
Tranche A, term loan 3.5516% 11/15/15 (e)	6,750	6,809
Valeant Pharmaceuticals International Tranche A, term loan 4.26% 9/27/15 (e)	1,219	1,223
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	18,382	18,519
VWR Funding, Inc. term loan 2.76% 6/29/14 (e)	27,582	27,306
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (e)	1,110	1,117
Tranche B, term loan 6.25% 4/30/15 (e)	8,961	9,050
Tranche B3-B4, term loan 6.5% 2/20/16 (e)	1,245	1,257
		1,221,285
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.5113% 11/9/15 (e)	$ 7,800	$ 7,771
Tranche B, term loan 3.5113% 11/9/16 (e)	17,302	17,496
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,970	3,990
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (e)	5,154	4,987
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,660
Tranche B, term loan 3.2857% 10/10/13 (e)	41,860	40,499
Tranche DD, term loan 3.287% 10/10/13 (e)	12,322	11,952
		93,355
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (e)	14,000	14,228
USI Holdings Corp. Tranche B, term loan 2.76% 5/4/14 (e)	2,969	2,895
		17,123
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,980	2,920
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (e)	17,210	17,382
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (e)	12,675	12,850
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (e)	14,857	15,006
Town Sports International LLC term loan 2.125% 2/27/14 (e)	2,866	2,722
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	28,725	29,084
		79,964
Metals/Mining - 1.0%
Compass Minerals:
Tranche B, term loan 1.7901% 12/22/12 (e)	1,538	1,538
Tranche C, term loan 3.0421% 1/15/16 (e)	7,196	7,214
Fairmount Minerals Ltd. Tranche B, term loan 6.2528% 8/5/16 (e)	6,656	6,756
Novelis, Inc. Tranche B, term loan 5.25% 12/17/16 (e)	60,775	61,839
Oxbow Carbon LLC Tranche B 1LN, term loan 3.7996% 5/8/16 (e)	14,817	14,928
Walter Energy, Inc. term loan 2.5136% 10/3/12 (e)	5,443	5,443
		97,718
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - 1.2%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3022% 12/20/12 (e)	$ 37,789	$ 37,884
Tranche B, term loan 2.3028% 12/20/12 (e)	14,115	14,150
Tranche C, term loan 3.5524% 12/23/14 (e)	3,979	4,009
Graphic Packaging International, Inc. Tranche B, term loan 2.3031% 5/16/14 (e)	9,700	9,724
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	43,780	43,999
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (c)(e)	1,995	100
		109,866
Publishing/Printing - 1.0%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	5,000	5,057
Dex Media East LLC term loan 2.8041% 10/24/14 (e)	11,196	9,068
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,292	2,120
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7613% 6/12/14 (e)	7,857	7,346
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,995	2,025
Houghton International, Inc. Tranche B 1LN, term loan 7.25% 1/31/16 (e)	7,000	7,123
Newsday LLC term loan 10.5% 8/1/13	3,000	3,191
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,930	13,895
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (e)	37,486	36,830
Visant Corp. Tranche B, term loan 7% 12/22/16 (e)	4,988	5,062
		91,717
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0408% 4/28/13 (e)	25,780	25,780
Tranche C, term loan 1.7945% 4/28/13 (e)	12,545	12,482
		38,262
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (e)	46,000	46,288
CDW Corp. Tranche B, term loan 4.2613% 10/10/14 (e)	2,803	2,800
DineEquity, Inc. term loan 6% 10/19/17 (e)	7,178	7,276
Dunkin Brands, Inc. Tranche B, term loan 5.75% 11/23/17 (e)	27,135	27,508
Landry's Restaurants, Inc. Tranche B, term loan 6.2414% 12/1/14 (e)	6,983	7,044
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (e)	$ 336	$ 331
term loan 2.625% 6/14/14 (e)	3,835	3,773
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	3,980	4,005
		99,025
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 2.1356% 1/26/14 (e)	2,306	2,303
Credit-Linked Deposit 3.5106% 7/26/16 (e)	2,653	2,670
term loan 2.1778% 1/26/14 (e)	26,180	26,148
Tranche B, term loan 3.5528% 7/26/16 (e)	40,340	40,593
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,127	7,136
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (e)	2,532	2,494
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	6,000	6,135
Hertz Corp.:
Credit-Linked Deposit 2.0344% 12/21/12 (e)	1,092	1,091
Tranche B, term loan 2.01% 12/21/12 (e)	5,875	5,867
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (e)	9,650	9,650
JohnsonDiversey, Inc. Tranche B, term loan 5.25% 11/24/15 (e)	6,005	6,073
Rural/Metro Corp. term loan 6% 11/18/16 (e)	9,500	9,631
ServiceMaster Co.:
term loan 2.7748% 7/24/14 (e)	48,064	47,464
Tranche DD, term loan 2.76% 7/24/14 (e)	4,394	4,339
The Geo Group, Inc. Tranche B, term loan 4.75% 8/4/16 (e)	6,484	6,516
		178,110
Shipping - 0.4%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,975	2,007
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,015
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	33,017	33,430
		36,452
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (e)	$ 30,542	$ 30,504
Tranche B2, term loan 4.8125% 7/31/16 (e)	8,596	8,725
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (e)	13,751	13,785
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,953	19,167
		72,181
Super Retail - 0.9%
Bass Pro Group LLC Tranche B, term loan 5.0057% 4/12/15 (e)	5,955	6,015
Dollar General Corp.:
Tranche B1, term loan 3.0286% 7/6/14 (e)	14,244	14,262
Tranche B2, term loan 3.0109% 7/6/14 (e)	5,000	5,006
Gymboree Corp. term loan 5.5% 11/23/17 (e)	19,000	19,261
IMS Health, Inc. term loan 5.25% 2/26/16 (e)	3,961	4,015
Neiman Marcus Group, Inc. term loan 4.3034% 4/6/16 (e)	4,000	4,025
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (e)	28,260	28,719
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,000	7,070
		88,373
Technology - 5.7%
Avaya, Inc. term loan 3.0344% 10/24/14 (e)	30,725	30,111
CommScope, Inc. term loan 5% 1/14/18 (e)	22,330	22,609
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (e)	16,868	16,995
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.5191% 7/18/14 (e)	4,742	4,789
Tranche B, term loan 5.25% 7/18/16 (e)	44,888	45,224
First Data Corp.:
Tranche B1, term loan 3.01% 9/24/14 (e)	57,674	54,501
Tranche B2, term loan 3.01% 9/24/14 (e)	39,906	37,711
Tranche B3, term loan 3.01% 9/24/14 (e)	14,058	13,285
Flextronics International Ltd.:
Tranche B A2, term loan 2.51% 10/1/14 (e)	1,374	1,371
Tranche B A3, term loan 2.5106% 10/1/14 (e)	1,603	1,599
Tranche B-B, term loan 2.5106% 10/1/12 (e)	26,712	26,712
Freescale Semiconductor, Inc. term loan 4.5106% 12/1/16 (e)	103,360	103,360
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,781	6,866
Itron, Inc. term loan 3.76% 4/18/14 (e)	3,921	3,940
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (e)	858	857
Tranche 2LN, term loan 6.0528% 6/11/15 (e)	5,750	5,613
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	$ 4,000	$ 4,015
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	7,005	7,101
Microsemi Corp. Tranche B, term loan 5% 11/2/17 (e)	10,720	10,854
Open Text Corp. term loan 2.51% 10/2/13 (e)	5,635	5,635
Spansion, Inc. term loan 6.5% 2/9/15 (e)	4,464	4,531
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,625	9,649
SunGard Data Systems, Inc.:
term loan:
2.0113% 2/28/14 (e)	61,191	60,732
3.9105% 2/28/16 (e)	23,384	23,501
Tranche B, term loan 3.763% 2/28/14 (e)	6,265	6,265
Tranche C, term loan 6.75% 2/28/14 (e)	4,807	4,807
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	11,000	11,138
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,858	10,872
Verifone, Inc. Tranche B, term loan 3.01% 10/31/13 (e)	3,960	3,960
		538,603
Telecommunications - 5.6%
Asurion Corp.:
Tranche 1LN, term loan 3.2645% 7/3/14 (e)	14,862	14,565
Tranche 2LN, term loan 6.7613% 7/3/15 (e)	17,069	16,707
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	18,000	18,248
Crown Castle International Corp. Tranche B, term loan 1.76% 3/6/14 (e)	15,327	15,346
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	29,501	29,464
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	18,452	18,359
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	917
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (e)	64,000	61,760
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	142,000	143,775
Knology Holding, Inc. Tranche B, term loan 5.5% 10/15/16 (e)	14,000	14,210
Level 3 Financing, Inc. term loan:
2.5531% 3/13/14 (e)	29,000	28,348
11.5% 3/13/14 (e)	3,000	3,218
MetroPCS Wireless, Inc. Tranche B, term loan:
2.5625% 11/3/13 (e)	16,962	17,004
3.8125% 11/3/16 (e)	14,574	14,683
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (e)	$ 2,985	$ 3,007
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	34,000	34,553
Telesat Holding, Inc.:
Tranche A, term loan 3.26% 10/31/14 (e)	21,059	21,085
Tranche DD, term loan 3.26% 10/31/14 (e)	1,809	1,811
Time Warner Telecom, Inc. Tranche B, term loan 3.5431% 12/30/16 (e)	4,820	4,838
TowerCo Finance LLC term loan 6% 11/24/14 (e)	7,355	7,355
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	40,000	40,063
Windstream Corp.:
Tranche B1, term loan 1.81% 7/17/13 (e)	6,047	6,032
Tranche B2, term loan 3.06% 12/17/15 (e)	18,807	18,901
		534,249
Textiles & Apparel - 0.4%
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,570	4,433
Iconix Brand Group, Inc. term loan 2.56% 4/30/13 (e)	3,000	2,993
Levi Strauss & Co. term loan 2.51% 4/4/14 (e)	3,000	2,933
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (e)	28,175	28,175
		38,534
TOTAL FLOATING RATE LOANS (Cost $6,457,101)		6,653,369
Nonconvertible Bonds - 13.9%

Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,075
ManTech International Corp. 7.25% 4/15/18	4,000	4,180
		6,255
Air Transportation - 0.1%
Continental Airlines, Inc. 3.4253% 6/2/13 (e)	949	887
Continental Airlines, Inc. 9.25% 5/10/17	2,850	3,049
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,975
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,622
		10,533
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.6%
Accuride Corp. 9.5% 8/1/18 (d)	$ 1,105	$ 1,227
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,133
10.625% 3/15/18	2,880	3,283
Ford Motor Credit Co. LLC:
3.0531% 1/13/12 (e)	76,750	77,326
5.5516% 6/15/11 (e)	67,255	68,096
General Motors Acceptance Corp.:
2.4959% 12/1/14 (e)	40,000	37,800
6.875% 9/15/11	34,000	34,850
7.25% 3/2/11	6,000	6,015
GMAC LLC 6% 12/15/11	2,000	2,055
Navistar International Corp. 8.25% 11/1/21	4,285	4,703
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,280
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,200
8.875% 12/1/17 (d)	2,060	2,328
		244,296
Banks & Thrifts - 1.0%
Bank of America Corp. 1.7138% 1/30/14 (e)	6,500	6,517
CIT Group, Inc.:
7% 5/1/13	6,099	6,236
7% 5/1/14	14,000	14,280
GMAC LLC:
2.4959% 12/1/14 (e)	44,000	41,800
6% 4/1/11	3,000	3,004
6% 12/15/11	2,000	2,050
6.875% 9/15/11	9,000	9,225
7% 2/1/12	10,000	10,388
		93,500
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,440
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,139
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	$ 4,440	$ 4,695
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,200
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,471
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,440
		35,806
Chemicals - 0.7%
Ferro Corp. 7.875% 8/15/18	2,210	2,359
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,430
Lyondell Chemical Co. 11% 5/1/18	3,000	3,420
NOVA Chemicals Corp. 3.5678% 11/15/13 (e)	53,595	53,193
		63,402
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	880	990
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
		3,070
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,157
Berry Plastics Corp.:
5.0531% 2/15/15 (e)	33,000	33,000
8.25% 11/15/15	10,000	10,788
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,226
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,320
		57,491
Diversified Financial Services - 0.8%
Citigroup, Inc. 1.7531% 1/13/14 (e)	15,000	15,021
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,225
6.375% 3/25/13	12,000	12,510
Morgan Stanley 1.9025% 1/24/14 (e)	17,000	17,074
SLM Corp. 0.6031% 1/27/14 (e)	18,750	17,484
		72,314
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,641
Series B, 9.25% 12/15/17	12,485	13,827
		32,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.9%
AES Corp. 7.75% 3/1/14	$ 3,000	$ 3,248
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,270
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,025
CMS Energy Corp.:
1.2531% 1/15/13 (e)	8,000	7,720
6.3% 2/1/12	985	1,018
Energy Future Holdings Corp. 10% 1/15/20 (d)	51,320	54,143
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	172
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,245
		87,841
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	5,925
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,831
Continental Resources, Inc. 7.125% 4/1/21 (d)	4,000	4,220
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,195
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	2,985
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,285
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,100
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,160
		28,701
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,109
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,321
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,130
		7,451
Healthcare - 0.4%
American Renal Holdings, Inc. 8.375% 5/15/18	2,930	3,018
DaVita, Inc. 6.375% 11/1/18	3,000	3,023
Elan Finance PLC/Elan Finance Corp. 4.4209% 12/1/13 (e)	2,000	1,980
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	3,000	3,060
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,100
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,670
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,240
		37,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	$ 3,000	$ 3,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	2,055	2,137
Standard Pacific Corp. 8.375% 5/15/18 (d)	4,000	4,150
		9,287
Metals/Mining - 0.6%
Arch Coal, Inc. 8.75% 8/1/16	2,000	2,200
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,437
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,348
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	23,705	24,416
Massey Energy Co. 6.875% 12/15/13	5,000	5,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,635
		59,136
Paper - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (d)	4,000	4,500
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,345
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0369% 8/1/14 (e)	6,000	5,760
		13,605
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	13,545	13,714
Restaurants - 0.0%
Landry's Restaurants, Inc.:
11.625% 12/1/15	1,845	1,956
11.625% 12/1/15 (d)	1,905	2,019
		3,975
Services - 0.2%
ARAMARK Corp. 3.7869% 2/1/15 (e)	2,000	1,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7856% 5/15/14 (e)	21,000	20,475
		22,450
Shipping - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	4,000	4,040
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,505	3,768
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,099
		15,907
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	$ 2,000	$ 2,115
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,694
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,883
		6,577
Technology - 1.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,055
8.125% 12/15/17	4,000	4,205
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,240
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,541
10.125% 3/15/18 (d)	6,000	6,795
NXP BV/NXP Funding LLC 3.0531% 10/15/13 (e)	97,934	96,710
Seagate Technology International 10% 5/1/14 (d)	2,275	2,662
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,153
		127,361
Telecommunications - 2.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	15,000	16,313
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,469
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,235
8.5% 4/15/20	4,000	4,510
GeoEye, Inc. 9.625% 10/1/15	2,505	2,831
Intelsat Ltd. 11.25% 6/15/16	4,000	4,280
iPCS, Inc.:
2.4294% 5/1/13 (e)	58,852	57,528
3.5369% 5/1/14 pay-in-kind (e)	58,001	56,406
Qwest Corp.:
3.5516% 6/15/13 (e)	28,000	29,330
8.375% 5/1/16	3,000	3,606
8.875% 3/15/12	3,000	3,233
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12	$ 19,000	$ 20,188
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,795
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,548	5,204
		234,508
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.8313% 12/15/14 (e)	14,000	13,965
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,120
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,265
		21,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,261,296)		1,318,892
Foreign Government and Government Agency Obligations - 0.0%

Venezuelan Republic 1.3031% 4/20/11 (Reg. S) (e) (Cost $3,946)	4,000	3,970
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,258
Class B (a)	41,264	1,240
ION Media Networks, Inc. (a)	2,842	1,290
		5,788
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	77
Chemicals - 0.5%
LyondellBasell Industries NV Class A (a)	1,254,792	45,097
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	296
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(f)	1,097,292	$ 5,761
RDA Holding Co. (a)	29,764	774
		6,535
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	829
TOTAL COMMON STOCKS (Cost $47,105)		61,906
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 20.3%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,925,636)	1,925,635,705	1,925,636
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	60,530	60,530
0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	5,408	5,408
TOTAL CASH EQUIVALENTS (Cost $65,938)		65,938
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $9,761,022)		10,029,711
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(531,415)
NET ASSETS - 100%		$ 9,498,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,301,000 or 2.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,761,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,197

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$60,530,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 13,813
Barclays Capital, Inc.	1,444
Credit Agricole Securities (USA), Inc.	10,909
Deutsche Bank Securities, Inc.	2,727
HSBC Securities (USA), Inc.	16,365
J.P. Morgan Securities, Inc.	10,909
Mizuho Securities USA, Inc.	3,818
Wells Fargo Securities LLC	545
$ 60,530
$5,408,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,666
Barclays Capital, Inc.	1,022
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,720
$ 5,408
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 683
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,056	$ 4,498	$ 6,535	$ 4,023
Financials	551	-	-	551
Industrials	77	77	-	-
Materials	45,097	45,097	-	-
Telecommunication Services	829	829	-	-
Utilities	296	296	-	-
Corporate Bonds	1,318,892	-	1,318,892	-
Foreign Government and Government Agency Obligations	3,970	-	3,970	-
Floating Rate Loans	6,653,369	-	6,646,014	7,355
Other	-	-	-	-
Money Market Funds	1,925,636	1,925,636	-	-
Cash Equivalents	65,938	-	65,938	-
Total Investments in Securities:	$ 10,029,711	$ 1,976,433	$ 8,041,349	$ 11,929
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(431)
Cost of Purchases	2,371
Proceeds of Sales	(19)
Amortization/Accretion	-
Transfers in to Level 3	7,447
Transfers out of Level 3	-
Ending Balance	$ 11,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (431)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $9,693,140,000. Net unrealized appreciation aggregated $336,571,000, of which $360,097,000 related to appreciated investment securities and $23,526,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy under these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813043.106

HY-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 5,424
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	6,864
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	10,000	12,675
Telecommunications - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	6,160	6,630
TOTAL CONVERTIBLE BONDS		31,593
Nonconvertible Bonds - 59.1%
Aerospace - 1.8%
Sequa Corp.:
11.75% 12/1/15 (h)	20,060	21,765
13.5% 12/1/15 pay-in-kind (h)	15,314	16,922
TransDigm, Inc. 7.75% 12/15/18 (h)	16,605	17,809
		56,496
Air Transportation - 1.0%
Air Canada:
9.25% 8/1/15 (h)	3,705	3,964
12% 2/1/16 (h)	3,750	4,041
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	1,384	1,366
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,454	1,476
3.4253% 6/2/13 (i)	6,954	6,502
7.339% 4/19/14	1,913	1,932
Continental Airlines, Inc. 9.25% 5/10/17	2,622	2,805
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	23	24
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	0
9.875% 3/15/07 (a)	6,255	0
United Air Lines, Inc. 9.875% 8/1/13 (h)	1,870	2,031
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	4,614	5,329
		29,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 1.8%
Accuride Corp. 9.5% 8/1/18 (h)	$ 530	$ 588
ArvinMeritor, Inc. 10.625% 3/15/18	1,920	2,189
Exide Technologies 8.625% 2/1/18 (h)	1,675	1,757
Ford Motor Co. 7.45% 7/16/31	10,000	10,897
General Motors Acceptance Corp. 8% 11/1/31	4,105	4,658
General Motors Corp.:
6.75% 5/1/28 (d)	770	264
7.125% 7/15/13 (d)	2,230	764
7.2% 1/15/49 (d)	5,630	1,914
7.4% 9/1/25 (d)	385	132
7.7% 4/15/16 (d)	1,380	483
8.25% 7/15/23 (d)	10,740	3,759
8.375% 7/15/33 (d)	32,980	11,708
Tenneco, Inc. 6.875% 12/15/20 (h)	4,735	4,865
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,925
7.25% 3/15/17 (h)	7,770	8,547
UCI International, Inc. 8.625% 2/15/19 (h)	615	641
		55,091
Banks & Thrifts - 4.5%
Ally Financial, Inc. 6.25% 12/1/17 (h)	3,530	3,645
CIT Group, Inc.:
7% 5/1/15	23,325	23,646
7% 5/1/16	17,585	17,761
7% 5/1/17	55,035	55,517
GMAC LLC:
8% 12/31/18	25,210	27,605
8% 11/1/31	8,158	9,178
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	88
		137,440
Broadcasting - 1.3%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,312
5% 3/15/12	10,000	9,800
11% 8/1/16 pay-in-kind (i)	16,174	14,840
Gray Television, Inc. 10.5% 6/29/15	1,855	1,897
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	$ 4,654	$ 4,724
Univision Communications, Inc. 7.875% 11/1/20 (h)	2,785	2,966
		39,539
Building Materials - 0.1%
Associated Materials LLC 9.125% 11/1/17 (h)	1,485	1,596
Nortek, Inc. 11% 12/1/13	899	957
		2,553
Cable TV - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	1,710	1,778
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	2,665	2,818
8.125% 4/30/20	6,360	6,773
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	2,230	2,342
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,880	15,585
		29,296
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,810	1,882
Chemicals - 1.0%
Ferro Corp. 7.875% 8/15/18	1,060	1,132
Huntsman International LLC 5.5% 6/30/16	6,360	6,201
NOVA Chemicals Corp. 8.625% 11/1/19	5,000	5,550
Polymer Group, Inc. 7.75% 2/1/19 (h)	1,235	1,272
Solutia, Inc. 8.75% 11/1/17	1,205	1,329
TPC Group LLC 8.25% 10/1/17 (h)	1,675	1,780
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	13,176
		30,440
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15	10,235	10,644
Containers - 0.9%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	910	960
9.125% 10/15/20 (h)	3,210	3,483
Berry Plastics Corp. 5.0531% 2/15/15 (i)	7,560	7,560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	$ 4,160	$ 4,202
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	2,185	2,245
9% 4/15/19 (h)	2,500	2,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	3,020	3,047
8.25% 2/15/21 (h)	3,020	3,047
		27,169
Diversified Financial Services - 4.3%
Aircastle Ltd. 9.75% 8/1/18	1,500	1,669
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (h)	15,000	15,375
Ineos Finance PLC 9% 5/15/15 (h)	2,470	2,705
International Lease Finance Corp.:
5.25% 1/10/13	5,765	5,888
5.625% 9/20/13	4,155	4,248
5.65% 6/1/14	495	508
5.875% 5/1/13	5,810	5,999
6.375% 3/25/13	3,400	3,545
6.625% 11/15/13	14,650	15,309
6.75% 9/1/16 (h)	4,640	4,976
7.125% 9/1/18 (h)	14,520	15,645
8.25% 12/15/20	6,270	6,811
8.625% 9/15/15 (h)	8,580	9,567
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	5,525	6,105
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	3,330	3,230
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,525
SLM Corp.:
5.625% 8/1/33	530	430
8% 3/25/20	3,415	3,569
8.45% 6/15/18	10,225	11,044
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	7,155	8,300
		132,448
Diversified Media - 2.0%
Checkout Holding Corp. 0% 11/15/15 (h)	3,390	2,157
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	$ 1,425	$ 1,575
Series B, 9.25% 12/15/17	5,700	6,313
Entravision Communication Corp. 8.75% 8/1/17	3,055	3,254
Lamar Media Corp. 7.875% 4/15/18	2,550	2,703
Liberty Media Corp.:
8.25% 2/1/30	660	642
8.5% 7/15/29	745	732
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	26,497
7.75% 10/15/18 (h)	6,190	6,608
11.5% 5/1/16	5,000	5,863
11.625% 2/1/14	3,185	3,734
		60,078
Electric Utilities - 4.8%
Calpine Corp.:
7.5% 2/15/21 (h)	15,000	15,038
7.875% 1/15/23 (h)	26,340	26,669
Energy Future Holdings Corp.:
10% 1/15/20 (h)	12,540	13,230
10.875% 11/1/17	1,511	1,133
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	21,595	22,783
GenOn Escrow Corp.:
9.5% 10/15/18 (h)	4,380	4,566
9.875% 10/15/20 (h)	4,380	4,566
Intergen NV 9% 6/30/17 (h)	32,660	35,028
Mirant Americas Generation LLC 8.5% 10/1/21	14,880	15,512
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	7,229
		145,754
Energy - 4.1%
Anadarko Petroleum Corp. 6.95% 6/15/19	3,805	4,268
ATP Oil & Gas Corp. 11.875% 5/1/15	17,775	17,553
Calfrac Holdings LP 7.5% 12/1/20 (h)	2,820	2,898
Covanta Holding Corp. 7.25% 12/1/20	3,780	3,885
Edgen Murray Corp. 12.25% 1/15/15	13,595	12,303
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,992
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	9,247	9,201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (h)	$ 3,430	$ 3,314
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	1,690	1,724
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,796
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	1,325	1,166
LINN Energy LLC 8.625% 4/15/20 (h)	8,750	9,581
Petroleum Development Corp. 12% 2/15/18	7,940	8,952
Precision Drilling Corp. 6.625% 11/15/20 (h)	3,105	3,206
Pride International, Inc. 6.875% 8/15/20	2,590	2,810
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,920	5,043
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (h)	1,865	1,902
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	1,230	1,270
Venoco, Inc. 11.5% 10/1/17	7,100	7,597
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	11,000
		124,461
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	2,090	2,226
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,725	1,936
Food & Drug Retail - 1.4%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	21,845
9.5% 6/15/17	17,625	15,113
Tops Markets LLC 10.125% 10/15/15	4,935	5,169
		42,127
Gaming - 2.2%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (h)	4,275	4,387
11.5% 1/15/17 pay-in-kind (h)(i)	6,835	7,119
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	9,060
MCE Finance Ltd. 10.25% 5/15/18	8,625	9,919
MGM Mirage, Inc.:
6.625% 7/15/15	16,410	15,343
6.875% 4/1/16	1,155	1,063
7.5% 6/1/16	11,920	11,235
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
9% 3/15/20 (h)	$ 3,180	$ 3,514
11.125% 11/15/17	4,595	5,307
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
		66,949
Healthcare - 4.4%
American Renal Holdings, Inc. 8.375% 5/15/18	1,740	1,792
Apria Healthcare Group, Inc. 11.25% 11/1/14	10,000	10,975
Aviv Healthcare Properties LP 7.75% 2/15/19 (h)	705	724
DaVita, Inc.:
6.375% 11/1/18	3,435	3,461
6.625% 11/1/20	2,970	3,022
Giant Funding Corp. 8.25% 2/1/18 (h)	3,850	3,980
HCA Holdings, Inc. 7.75% 5/15/21 (h)	33,665	35,012
HCA, Inc. 9.875% 2/15/17	1,475	1,634
Multiplan, Inc. 9.875% 9/1/18 (h)	6,485	6,988
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (h)	3,705	3,668
Rotech Healthcare, Inc. 10.75% 10/15/15	1,715	1,856
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	13,215
8.875% 7/1/19	6,245	7,119
UHS Escrow Corp. 7% 10/1/18 (h)	790	810
Valeant Pharmaceuticals International:
6.75% 10/1/17 (h)	2,510	2,585
7% 10/1/20 (h)	3,345	3,454
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (h)	3,030	3,072
Vanguard Health Systems, Inc. 0% 2/1/16 (h)	5,530	3,442
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)	25,688	27,100
		133,909
Homebuilders/Real Estate - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (h)	1,710	1,710
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	6,059
Realogy Corp. 7.875% 2/15/19 (h)	4,285	4,306
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	1,275	1,326
		13,401
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.2%
UnumProvident Corp.:
6.75% 12/15/28	$ 4,814	$ 4,649
7.19% 2/1/28	1,145	1,006
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,589
		7,244
Leisure - 0.0%
NCL Corp. Ltd. 9.5% 11/15/18 (h)	1,110	1,190
Metals/Mining - 1.9%
Arch Coal, Inc. 7.25% 10/1/20	1,365	1,430
Atkore International, Inc. 9.875% 1/1/18 (h)	1,655	1,779
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)	18,270	18,361
6.875% 2/1/18 (h)	9,965	9,990
7% 11/1/15 (h)	6,980	7,189
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	7,350	8,195
Novelis, Inc.:
8.375% 12/15/17 (h)	4,115	4,465
8.75% 12/15/20 (h)	4,985	5,434
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	2,615	2,746
		59,589
Paper - 0.6%
ABI Escrow Corp. 10.25% 10/15/18 (h)	9,390	10,564
Clearwater Paper Corp. 7.125% 11/1/18 (h)	935	965
Mercer International, Inc. 9.5% 12/1/17 (h)	2,350	2,468
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0369% 8/1/14 (i)	1,810	1,738
8.75% 2/1/19 (h)	2,200	2,261
		17,996
Publishing/Printing - 0.4%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,812
Cenveo Corp. 7.875% 12/1/13	11,570	11,049
		13,861
Restaurants - 0.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	5,090	5,408
Dunkin Finance Corp. 9.625% 12/1/18 (h)	7,485	7,635
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Restaurants, Inc. 11.625% 12/1/15	$ 1,415	$ 1,500
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	4,045	4,399
		18,942
Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	5,307	5,466
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	12,435	12,311
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(i)	10,000	10,700
United Rentals North America, Inc. 8.375% 9/15/20	5,335	5,588
		34,065
Shipping - 1.7%
CEVA Group PLC:
8.375% 12/1/17 (h)	16,635	17,051
11.5% 4/1/18 (h)	10,250	11,198
11.625% 10/1/16 (h)	1,160	1,282
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	1,985	2,005
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	3,295	3,196
8.875% 11/1/17	2,680	2,881
Swift Services Holdings, Inc. 10% 11/15/18 (h)	6,060	6,530
Western Express, Inc. 12.5% 4/15/15 (h)	7,120	6,622
		50,765
Specialty Retailing - 0.5%
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (i)	14,050	13,953
Super Retail - 1.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	1,000	1,015
8.375% 11/15/20 (h)	1,110	1,157
Michaels Stores, Inc. 7.75% 11/1/18 (h)	3,190	3,286
NBC Acquisition Corp. 11% 3/15/13	6,596	3,529
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	6,400	6,896
Sonic Automotive, Inc. 9% 3/15/18	1,795	1,903
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	5,000	5,688
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	6,365	6,874
		30,348
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 4.6%
Avaya, Inc.:
9.75% 11/1/15	$ 3,675	$ 3,785
10.125% 11/1/15 pay-in-kind (i)	15,889	16,485
CDW LLC/CDW Finance Corp. 8% 12/15/18 (h)	4,105	4,259
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (i)	7,740	8,088
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (h)	7,355	8,072
10.125% 12/15/16	8,920	9,544
10.125% 3/15/18 (h)	23,720	26,863
Lucent Technologies, Inc.:
6.45% 3/15/29	14,355	11,412
6.5% 1/15/28	3,730	2,965
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18	2,135	2,327
NXP BV/NXP Funding LLC:
7.875% 10/15/14	2,971	3,090
9.75% 8/1/18 (h)	2,755	3,106
10% 7/15/13 (h)	9,174	10,183
Spansion LLC:
7.875% 11/15/17 (h)	2,255	2,261
11.25% 1/15/16 (d)(h)	15,415	4,033
SS&C Technologies, Inc. 11.75% 12/1/13	5,274	5,467
SunGard Data Systems, Inc.:
7.375% 11/15/18 (h)	3,385	3,414
7.625% 11/15/20 (h)	3,385	3,478
Telcordia Technologies, Inc. 11% 5/1/18 (h)	3,335	3,635
Terremark Worldwide, Inc. 9.5% 11/15/13 (h)	3,160	3,255
Viasystems, Inc. 12% 1/15/15 (h)	4,125	4,687
		140,409
Telecommunications - 8.7%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,761
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	15,685	17,057
Clearwire Escrow Corp. 12% 12/1/15 (h)	11,115	12,088
Digicel Group Ltd.:
8.875% 1/15/15 (h)	25,570	26,401
10.5% 4/15/18 (h)	2,215	2,459
Intelsat Bermuda Ltd.:
11.25% 2/4/17	18,505	20,633
12% 2/4/17 pay-in-kind (i)	21,184	23,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	$ 29,580	$ 31,725
Muzak LLC 15% 7/31/14 pay-in-kind	4,222	3,331
Nextel Communications, Inc. 7.375% 8/1/15	21,405	21,566
Sprint Capital Corp.:
6.875% 11/15/28	28,215	25,252
6.9% 5/1/19	23,875	23,935
Sprint Nextel Corp. 6% 12/1/16	36,055	35,424
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	3,635	3,762
11.75% 7/15/17 (h)	10,000	11,325
		265,138
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20 (h)	5,625	5,414
TOTAL NONCONVERTIBLE BONDS		1,802,223
TOTAL CORPORATE BONDS (Cost $1,698,077)		1,833,816
Common Stocks - 16.1%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	1,185,781	13,838
Automotive - 3.5%
Accuride Corp. (a)	1,237,216	18,509
Accuride Corp. (a)(h)	35,858	536
Dana Holding Corp. (a)	1,000,000	17,920
Delphi Corp. Class B (a)	800	16,000
Exide Technologies (a)	2,500,000	24,025
Penske Automotive Group, Inc. (a)	150,000	2,535
TRW Automotive Holdings Corp. (a)	474,800	28,327
		107,852
Banks & Thrifts - 1.1%
Bank of America Corp.	1,164,334	15,986
Huntington Bancshares, Inc.	1,147,544	8,308
KeyCorp	1,006,990	8,962
Washington Mutual, Inc. (a)	505,500	29
		33,285
Common Stocks - continued
	Shares	Value (000s)
Broadcasting - 0.0%
Gray Television, Inc. (a)	494,070	$ 978
Building Materials - 0.0%
Nortek, Inc. (a)	895	34
Chemicals - 1.9%
Georgia Gulf Corp. (a)	1,172,519	31,224
LyondellBasell Industries NV Class A (a)	517,079	18,584
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	132,463	9,388
		59,196
Consumer Products - 0.5%
Sealy Corp., Inc. (a)(f)(g)	5,410,736	14,338
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	3,544
Electric Utilities - 0.9%
AES Corp. (a)	2,302,509	28,551
Energy - 0.5%
Kodiak Oil & Gas Corp. (a)(f)	2,203,151	13,990
OPTI Canada, Inc. (a)	1,500,000	1,034
		15,024
Gaming - 0.0%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(f)	95,225	739
Healthcare - 1.0%
Kinetic Concepts, Inc. (a)	100,000	4,613
Tenet Healthcare Corp. (a)	4,057,534	26,983
		31,596
Homebuilders/Real Estate - 0.1%
Sabra Health Care REIT, Inc.	151,989	2,829
Leisure - 0.6%
Cedar Fair LP (depository unit)	1,000,000	17,780
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	908,854	4,890
HMH Holdings, Inc. (a)(j)	715,761	3,758
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	91
RDA Holding Co. (a)	29,596	769
RDA Holding Co. warrants 2/19/14 (a)(j)	44,417	0
		9,508
Services - 0.5%
Rural/Metro Corp. (a)	1,183,122	16,493
Shipping - 0.5%
Teekay Corp.	400,000	13,544
Common Stocks - continued
	Shares	Value (000s)
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	$ 0
Super Retail - 0.7%
AerCap Holdings NV (a)	818,335	12,210
Macy's, Inc.	400,000	9,260
		21,470
Technology - 3.1%
Acxiom Corp. (a)	346,546	5,971
Amkor Technology, Inc. (a)(f)	1,148,900	9,352
Cisco Systems, Inc. (a)	500,000	10,575
Flextronics International Ltd. (a)	3,376,500	26,978
Hewlett-Packard Co.	250,000	11,423
Spansion, Inc. Class A (a)	791,745	15,740
Unisys Corp. (a)	54,471	1,543
Viasystems Group, Inc. (a)	85,887	1,737
Xerox Corp.	1,000,000	10,620
		93,939
Telecommunications - 0.3%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	73
Level 3 Communications, Inc. (a)	3,000,000	3,690
One Communications (a)	925,628	555
PAETEC Holding Corp. (a)	874,678	3,455
		7,773
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	314
Pillowtex Corp. (a)	490,256	0
		314
TOTAL COMMON STOCKS (Cost $477,135)		492,625
Preferred Stocks - 6.7%

Convertible Preferred Stocks - 5.1%
Automotive - 0.4%
General Motors Co. 4.75%	252,000	13,686
Banks & Thrifts - 1.7%
Bank of America Corp. Series L, 7.25%	11,455	11,346
Wells Fargo & Co. 7.50%	39,909	41,730
		53,076
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Diversified Financial Services - 0.6%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (a)(h)	471,900	$ 6,385
Citigroup, Inc. 7.50%	93,300	12,840
		19,225
Electric Utilities - 0.1%
PPL Corp. 9.50%	62,500	3,359
Energy - 1.7%
Apache Corp. 6.00%	57,500	3,763
El Paso Corp. 4.99% (h)	36,500	46,666
		50,429
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	5,380
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	233,400	11,880
TOTAL CONVERTIBLE PREFERRED STOCKS		157,035
Nonconvertible Preferred Stocks - 1.6%
Banks & Thrifts - 0.7%
GMAC LLC 7.00% (h)	22,814	21,616
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75%	4,464,520	25,358
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	207,792	291
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,265
TOTAL PREFERRED STOCKS (Cost $230,537)		204,300
Floating Rate Loans - 14.0%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.56% 12/3/14 (i)	$ 14,580	14,398
Air Transportation - 1.8%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2612% 4/30/12 (i)	22,290	22,206
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - continued
Delta Air Lines, Inc.: - continued
Tranche 2LN, term loan 3.5113% 4/30/14 (i)	$ 23,313	$ 23,080
US Airways Group, Inc. term loan 2.76% 3/23/14 (i)	9,863	9,185
		54,471
Broadcasting - 2.4%
Univision Communications, Inc. term loan 4.51% 3/31/17 (i)	73,237	71,950
Cable TV - 0.5%
CCO Holdings, LLC Tranche 3LN, term loan 2.76% 9/6/14 (i)	15,745	15,627
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (i)	12,145	12,115
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (i)	195	197
		12,312
Chemicals - 0.2%
Arizona Chemical term loan 6.75% 11/19/16 (i)	430	438
Styron Corp. term loan 8/1/17	1,345	1,367
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (i)	5,770	5,835
		7,640
Electric Utilities - 2.3%
Ashmore Energy International term loan 3.3028% 3/30/14 (i)	9,190	9,156
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5528% 12/15/14 (i)	1,005	957
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (i)	6,643	5,455
Tranche B2, term loan 3.7864% 10/10/14 (i)	16,157	13,289
Tranche B3, term loan 3.7633% 10/10/14 (i)	52,080	42,705
		71,562
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (i)	690	686
Food & Drug Retail - 0.6%
BI-LO LLC term loan 9.5% 5/12/15 (i)	15,491	15,917
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (i)	1,840	1,858
		17,775
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (i)	$ 4,950	$ 5,253
Homebuilders/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (i)	1,567	1,516
Tranche B, term loan 3.2857% 10/10/13 (i)	13,220	12,790
Tranche DD, term loan 3.287% 10/10/13 (i)	18,100	17,557
		31,863
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(i)	8,620	0
Restaurants - 1.2%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (i)	3,351	3,297
term loan 2.625% 6/14/14 (i)	34,139	33,584
		36,881
Shipping - 0.2%
CEVA Group PLC:
Credit-Linked Deposit 3.3028% 11/4/13 (i)	434	421
term loan:
3.26% 11/4/13 (i)	4,307	4,178
3.26% 11/4/13 (i)	522	506
		5,105
Specialty Retailing - 0.6%
Eddie Bauer Holdings, Inc. term loan 8.25% 4/1/14 (d)(i)	646	45
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (i)	17,805	17,782
		17,827
Super Retail - 0.3%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (i)	9,800	9,898
Technology - 1.2%
First Data Corp. Tranche B1, term loan 3.01% 9/24/14 (i)	8,435	7,971
Freescale Semiconductor, Inc. term loan 4.5106% 12/1/16 (i)	19,113	19,113
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc. Tranche 2LN, term loan 6.0528% 6/11/15 (i)	$ 5,000	$ 4,881
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (i)	4,435	4,524
		36,489
Telecommunications - 0.6%
Asurion Corp. Tranche 2LN, term loan 6.7613% 7/3/15 (i)	16,363	16,016
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	3,050	3,055
		19,071
TOTAL FLOATING RATE LOANS (Cost $411,269)		428,808
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	77,427,449	77,427
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	6,554,250	6,554
TOTAL MONEY MARKET FUNDS (Cost $83,981)		83,981
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,900,999)		3,043,530
NET OTHER ASSETS (LIABILITIES) - 0.3%		8,128
NET ASSETS - 100%		$ 3,051,658
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,429,000 or 28.5% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,072,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,687
RDA Holding Co. warrants 2/19/14	2/27/07 - 7/13/09	$ 11,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 46
Fidelity Securities Lending Cash Central Fund	17
Total	$ 63
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 39,360	$ -	$ 16,145	$ -	$ -
Sealy Corp., Inc.	15,780	-	1,774	-	14,338
Total	$ 55,140	$ -	$ 17,919	$ -	$ 14,338
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,811	$ 129,588	$ 20,527	$ 696
Consumer Staples	25,358	-	-	25,358
Energy	78,997	32,331	46,666	-
Financials	130,031	47,460	82,571	-
Health Care	53,469	48,089	5,380	-
Industrials	50,017	50,017	-	-
Information Technology	93,939	93,939	-	-
Materials	74,620	59,196	11,880	3,544
Telecommunication Services	7,773	7,218	-	555
Utilities	31,910	28,551	3,359	-
Corporate Bonds	1,833,816	-	1,829,695	4,121
Floating Rate Loans	428,808	-	428,763	45
Money Market Funds	83,981	83,981	-	-
Total Investments in Securities:	$ 3,043,530	$ 580,370	$ 2,428,841	$ 34,319
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 625
Total Realized Gain (Loss)	14
Total Unrealized Gain (Loss)	120
Cost of Purchases	-
Proceeds of Sales	(63)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 696
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 120
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 25,537
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(179)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (179)
Equities - Materials
Beginning Balance	$ 3,327
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	217
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,544
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 217
Equities - Telecommunication Services
Beginning Balance	$ 694
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(139)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (139)
(Amounts in thousands)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 16,878
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,860)
Cost of Purchases	-
Proceeds of Sales	(2,048)
Amortization/Accretion	(849)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,121
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (9,860)
Floating Rate Loans
Beginning Balance	$ 81
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	-
Proceeds of Sales	(32)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $2,873,524,000. Net unrealized appreciation aggregated $170,006,000, of which $381,081,000 related to appreciated investment securities and $211,075,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813066.106

AFR-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 70.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (e)	$ 17,502	$ 17,578
Sequa Corp. term loan 3.56% 12/3/14 (e)	49,990	49,365
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5531% 9/30/16 (e)	18,201	18,292
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (e)	46,925	47,688
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.51% 9/29/13 (e)	4,062	4,072
		136,995
Air Transportation - 0.9%
Delta Air Lines, Inc.:
Tranche 1LN:
term loan 8.75% 9/27/13 (e)	3,767	3,777
Revolving Credit-Linked Deposit 2.2612% 4/30/12 (e)	17,939	17,872
Tranche 2LN, term loan 3.5113% 4/30/14 (e)	19,431	19,236
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	3,542	3,365
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (e)	13,878	13,756
US Airways Group, Inc. term loan 2.76% 3/23/14 (e)	34,712	32,326
		90,332
Automotive - 3.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (e)	46,737	45,334
Tranche C, term loan 2.1975% 12/27/15 (e)	23,845	22,951
Ford Motor Co. term loan:
3.02% 12/15/13 (e)	118,227	118,375
3.02% 12/15/13 (e)	5,000	5,006
Tenneco, Inc.:
Credit-Linked Deposit 5.2653% 3/16/14 (e)	15,750	15,967
Tranche B, term loan 5.0528% 6/3/16 (e)	11,940	12,104
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.96% 4/30/14 (e)	55,500	55,084
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,395	6,507
		281,328
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 4.2%
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	$ 11,583	$ 11,699
Clear Channel Capital I LLC Tranche B, term loan 3.91% 1/29/16 (e)	52,498	47,248
Clear Channel Communications, Inc. Tranche A, term loan 3.66% 7/30/14 (e)	3,000	2,880
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,727	1,731
Gray Television, Inc. Tranche B, term loan 4.52% 12/31/14 (e)	2,369	2,346
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,373	8,352
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (e)	6,398	6,142
Sinclair Broadcast Group, Inc. Tranche B, term loan 5.5% 10/23/15 (e)	5,909	5,990
Univision Communications, Inc.:
term loan 4.51% 3/31/17 (e)	104,315	102,490
Tranche 1LN, term loan 2.51% 9/29/14 (e)	74,163	73,050
VNU, Inc.:
term loan 2.2613% 8/9/13 (e)	26,855	26,855
Tranche B, term loan 4.0113% 5/1/16 (e)	38,810	39,149
Tranche C, term loan 4.0113% 5/1/16 (e)	70,921	71,364
		399,296
Building Materials - 0.4%
Armstrong World Industries, Inc. Tranche B, term loan 5% 5/23/17 (e)	9,575	9,719
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,945	22,027
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,651
		35,397
Cable TV - 5.2%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5% 11/29/15 (e)	5,753	5,796
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	43,000	43,430
CCO Holdings, LLC Tranche 3LN, term loan 2.76% 9/6/14 (e)	10,000	9,925
Cequel Communications LLC Tranche 1LN, term loan 2.2613% 11/5/13 (e)	33,555	33,515
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	$ 3,165	$ 3,260
Tranche B 1LN, term loan 2.26% 3/6/14 (e)	71,774	71,688
Tranche C, term loan 3.56% 9/6/16 (e)	107,536	107,945
CSC Holdings, Inc.:
Tranche B, term loan 2.01% 3/31/13 (e)	19,919	19,919
Tranche B2, term loan 3.51% 3/29/16 (e)	24,903	25,123
Tranche B3, term loan 3.26% 3/29/16 (e)	69,512	69,950
Insight Midwest Holdings LLC Tranche B, term loan 2.0243% 4/6/14 (e)	17,641	17,487
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,905	18,810
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,963	2,970
Tranche E, term loan 4.5% 10/23/17 (e)	5,970	5,895
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (e)	4,622	4,593
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (e)	14,716	14,789
UPC Broadband Holding BV:
Tranche T, term loan 3.7606% 12/31/16 (e)	19,000	19,048
Tranche X, term loan 3.7606% 12/31/17 (e)	14,608	14,645
Wide Open West Finance LLC Tranche A, term loan 6.7601% 6/28/14 (e)	5,000	5,000
		493,788
Capital Goods - 2.0%
Ashtead Group PLC term loan 2.0625% 8/31/11 (e)	2,658	2,651
Bucyrus International, Inc.:
Tranche B, term loan 3.2661% 5/4/14 (e)	11,937	11,907
Tranche C, term loan 4.25% 2/19/16 (e)	20,845	20,845
Dresser, Inc.:
Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (e)	18,000	17,955
Tranche B 1LN, term loan 2.5344% 5/4/14 (e)	62,977	62,820
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	4,975	5,037
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (e)	3,317	3,280
Tranche B, term loan 2.8125% 7/19/13 (e)	6,325	6,309
Sensata Technologies BV term loan 2.0543% 4/27/13 (e)	12,901	12,869
SRAM LLC term loan 5.0087% 4/30/15 (e)	1,579	1,591
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Tomkins PLC:
Tranche A, term loan 6% 9/21/15 (e)	$ 5,920	$ 5,957
Tranche B, term loan 6.25% 9/21/16 (e)	37,492	38,054
		189,275
Chemicals - 2.9%
Arizona Chemical term loan 6.75% 11/19/16 (e)	1,979	2,016
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7606% 4/2/13 (e)	28,175	28,245
Tranche C, term loan 3.3028% 10/31/16 (e)	35,177	35,441
CF Industries Holdings, Inc. Tranche B1, term loan 4.25% 4/5/15 (e)	13,551	13,636
Chemtura Corp. term loan 5.5% 8/27/16 (e)	17,000	17,213
Gentek Holding LLC Tranche B, term loan 6.7511% 10/6/15 (e)	5,985	6,112
Huntsman International LLC Tranche B, term loan 1.7978% 4/19/14 (e)	29,097	28,987
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,308	11,718
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,546	13,001
MacDermid, Inc. Tranche B, term loan 2.26% 4/12/14 (e)	1,949	1,856
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.5528% 5/15/14 (e)	1,995	1,985
Tranche 2LN, term loan 6.0528% 11/18/14 (e)	3,000	3,004
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (e)	25,934	25,934
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	15,466	15,698
Tranche C, term loan 2.0451% 5/13/16 (e)	1,980	1,990
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	6,000	6,083
Polypore, Inc. Tranche B, term loan 2.26% 7/3/14 (e)	1,837	1,805
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	7,475	7,475
Solutia, Inc. Tranche B, term loan 4.5% 3/17/17 (e)	12,516	12,626
Styron Corp. term loan 6% 8/1/17 (e)	28,000	28,455
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	12,000	12,135
		275,415
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.8%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	$ 3,990	$ 4,055
Earthbound Holdings III LLC Tranche B, term loan 6.75% 12/21/16 (e)	7,000	7,105
Herbalife International, Inc. term loan 1.76% 7/21/13 (e)	1,657	1,657
Jarden Corp.:
Tranche B 5LN, term loan 3.5528% 1/26/15 (e)	3,057	3,080
Tranche B4, term loan 3.5528% 1/26/15 (e)	5,815	5,852
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (e)	28,825	29,185
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,925	9,999
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (e)	9,000	8,994
6.25% 5/5/16 (e)	38,300	38,276
6.5% 5/5/16 (e)	42,205	42,179
6.75% 5/5/16 (e)	16,695	16,684
Spectrum Brands, Inc. Tranche B, term loan 5.0129% 6/16/16 (e)	5,000	5,056
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (e)	1,862	1,857
		173,979
Containers - 1.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	23,094	23,209
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,654
Berry Plastics Holding Corp. Tranche C, term loan 2.2844% 4/3/15 (e)	7,890	7,762
BWAY Holding Co. Tranche B, term loan 5.5003% 6/16/17 (e)	1,990	2,017
Crown Holdings, Inc.:
term loan B 2.02% 11/15/12 (e)	6,231	6,247
Tranche B, term loan 2.02% 11/15/12 (e)	5,195	5,208
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,985	2,015
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	15,960	16,259
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7819% 6/14/13 (e)	25,849	25,946
		98,317
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.9%
Booz Allen & Hamilton, Inc. term loan 4% 7/31/17 (e)	$ 6,880	$ 6,880
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	17,813	18,258
Equipower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,815	9,962
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (e)	25,280	25,596
Tranche 2 LN, term loan 8.25% 11/3/17 (e)	3,905	4,037
Interactive Data Corp. term loan 6.75% 1/29/17 (e)	19,900	20,099
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	12,923	13,004
Tranche 2LN, term loan 7% 3/17/16 (e)	9,077	9,225
MSCI, Inc. term loan 4.75% 6/1/16 (e)	26,880	27,216
Nuveen Investments, Inc. term loan:
3.3035% 11/13/14 (e)	9,015	8,812
5.8025% 5/31/17 (e)	7,028	7,081
RBS WorldPay Tranche B, term loan 6.25% 10/18/17 (e)	10,000	10,188
TransUnion LLC term loan 6.75% 6/15/17 (e)	18,562	18,655
		179,013
Diversified Media - 0.4%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	1,995	1,716
Advantage Sales & Marketing LLC Tranche 1 LN, term loan 5.25% 12/17/17 (e)	3,000	3,026
Autotrader.com, Inc. Tranche B, term loan 4.75% 12/15/16 (e)	12,000	12,135
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (e)	20,577	20,783
LBI Media, Inc. term loan 1.76% 3/31/12 (e)	2,191	2,095
		39,755
Electric Utilities - 5.7%
AES Corp. term loan 2.8588% 8/10/11 (e)	16,732	16,732
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (e)	5,952	5,930
term loan 3.3028% 3/30/14 (e)	61,943	61,711
Astoria Generating Co. Acquisitions LLC term loan 4.06% 8/23/13 (e)	4,000	3,930
BRSP LLC term loan 7.5% 6/24/14 (e)	13,021	13,249
Calpine New Development Holdings LLC term loan 7% 6/8/17 (e)	36,530	36,804
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Coleto Creek WLE LP:
LOC 3.0528% 6/28/13 (e)	$ 2,097	$ 2,076
term loan 3.0343% 6/28/13 (e)	7,440	7,366
Covanta Energy Corp.:
Credit-Linked Deposit 1.8028% 2/9/14 (e)	3,643	3,625
term loan 1.8125% 2/9/14 (e)	7,122	7,087
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.01% 4/2/13 (e)	94,843	94,369
Tranche B, term loan 4.01% 4/2/13 (e)	7,051	7,016
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	43,890	44,603
MACH Gen LLC Credit-Linked Deposit 2.3028% 2/22/13 (e)	182	169
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (e)	87	86
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.8125% 11/1/13 (e)	4,271	4,217
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.76% 5/8/15 (e)	560	537
Tranche DD, term loan 3.76% 5/8/15 (e)	2,239	2,150
NRG Energy, Inc.:
Credit-Linked Deposit:
2.0528% 2/1/13 (e)	3,403	3,395
3.5528% 8/1/15 (e)	29,097	29,206
term loan:
2.0411% 2/1/13 (e)	13,361	13,361
3.5528% 8/1/15 (e)	29,639	29,973
NSG Holdings LLC:
Credit-Linked Deposit 1.8016% 6/15/14 (e)	247	241
Tranche B, term loan 1.8016% 6/15/14 (e)	671	654
Puget Energy, Inc. term loan 2.51% 2/6/14 (e)	7,412	7,375
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.7084% 12/15/11 (e)	619	621
Credit-Linked Deposit 2.3028% 12/15/13 (e)	1,976	1,981
Tranche 1LN, term loan 2.3028% 12/15/13 (e)	4,524	4,535
Tranche 2LN, term loan 4.5528% 12/15/14 (e)	24,242	23,091
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (e)	$ 35,252	$ 28,951
Tranche B2, term loan 3.7864% 10/10/14 (e)	30,300	24,922
Tranche B3, term loan 3.7633% 10/10/14 (e)	67,304	55,190
		540,733
Energy - 0.2%
Alon USA, Inc. term loan 2.5341% 8/4/13 (e)	1,857	1,513
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	2,925	3,049
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,279	1,286
Sheridan Production Partners LP term loan 7.5% 4/20/17 (e)	8,970	9,060
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (e)	2,710	2,697
		17,605
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (e)	1,985	1,995
Regal Cinemas Corp. term loan 3.8028% 11/19/16 (e)	11,718	11,821
		13,816
Environmental - 0.2%
Darling International, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	7,275	7,348
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	9,950	10,099
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2613% 3/30/14 (e)	454	418
		17,865
Food & Drug Retail - 0.4%
GNC Corp. term loan 2.541% 9/16/13 (e)	6,830	6,779
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (e)	5,975	5,990
Tranche ABL, term loan 2.0168% 6/4/14 (e)	15,188	14,599
SUPERVALU, Inc.:
Tranche B, term loan 1.635% 6/2/12 (e)	9,651	9,579
Tranche B2, term loan 3.51% 10/5/15 (e)	3,172	3,164
		40,111
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 1.2%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (e)	$ 7,718	$ 7,833
Constellation Brands, Inc.:
Tranche B, term loan 1.8125% 6/5/13 (e)	23,647	23,618
Tranche B, term loan 3.0625% 6/5/15 (e)	11,666	11,695
Dean Foods Co. Tranche B, term loan:
3.31% 4/2/16 (e)	16,274	16,112
3.5389% 4/2/17 (e)	7,960	7,880
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0592% 3/2/17 (e)	1,962	1,986
Tranche C 1LN, term loan 5.0394% 3/2/17 (e)	4,872	4,933
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (e)	12,550	12,629
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (e)	16,742	16,993
Pinnacle Foods Finance LLC Tranche D, term loan 6% 4/4/14 (e)	8,325	8,408
U.S. Foodservice Tranche B, term loan 2.76% 7/3/14 (e)	6,281	6,092
		118,179
Gaming - 1.9%
Ameristar Casinos, Inc. term loan 3.5531% 11/10/12 (e)	4,773	4,797
Boyd Gaming Corp. term loan 12/31/15 (e)	6,000	5,940
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,204	1,198
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 1/14/15 (e)	7,425	7,536
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3031% 1/28/15 (e)	6,688	6,211
Tranche B2, term loan 3.3031% 1/28/15 (e)	8,890	8,257
Tranche B3, term loan 3.3031% 1/28/15 (e)	8,752	8,129
Tranche B4, term loan 9.5% 10/31/16 (e)	1,980	2,101
Las Vegas Sands Corp. term loan 3.04% 11/23/15 (e)	6,958	6,879
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (e)	5,054	4,991
Tranche B, term loan:
2.04% 5/23/14 (e)	24,795	24,485
3.04% 11/23/16 (e)	8,322	8,250
Tranche I, term loan 3.04% 11/23/16 (e)	1,673	1,654
Penn National Gaming, Inc. Tranche B, term loan 2.0338% 10/3/12 (e)	26,702	26,702
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (e)	$ 21,039	$ 21,117
Tranche DD, term loan 4.8% 5/26/12 (e)	15,078	15,135
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (e)	21,600	21,681
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.145% 8/15/13 (e)	2,313	2,290
		177,353
Healthcare - 12.9%
Bausch & Lomb, Inc. term loan:
3.51% 4/26/15 (e)	11,451	11,494
3.5431% 4/26/15 (e)	48,021	48,202
Biomet, Inc. term loan 3.2929% 3/25/15 (e)	29,783	29,858
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,955	2,955
Community Health Systems, Inc.:
term loan 3.7944% 1/25/17 (e)	44,269	44,601
Tranche B, term loan 2.5444% 7/25/14 (e)	238,540	237,944
Tranche DD, term loan 2.5444% 7/25/14 (e)	12,262	12,232
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	8,000	8,100
DaVita, Inc.:
Tranche A, term loan 3.01% 10/20/15 (e)	19,650	19,699
Tranche B, term loan 4.5% 10/20/16 (e)	76,495	77,451
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,990	4,025
Emergency Medical Services Corp. term loan 3.2613% 4/8/15 (e)	4,906	4,900
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.6756% 3/31/13 (e)	39,187	39,187
Fresenius SE term loan:
4.5% 9/10/14 (e)	27,890	28,099
4.5% 9/10/14 (e)	17,073	17,201
Grifols SA Tranche B, term loan 10/1/16 (e)	42,000	42,683
Hanger Orthopedic Group, Inc. Tranche B, term loan 5.25% 12/1/16 (e)	7,125	7,196
HCA, Inc.:
term loan 1.5228% 11/17/12 (e)	9,000	8,955
Tranche B, term loan 2.5528% 11/17/13 (e)	275,607	275,268
Tranche B2, term loan 3.5528% 3/31/17 (e)	63,286	64,077
Health Management Associates, Inc. Tranche B, term loan 2.0528% 2/28/14 (e)	15,919	15,879
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,995	2,042
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IASIS Healthcare Corp.:
Credit-Linked Deposit 2.26% 3/15/14 (e)	$ 548	$ 544
term loan 2.26% 3/15/14 (e)	5,780	5,744
Tranche DD, term loan 2.26% 3/15/14 (e)	2,003	1,990
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2604% 6/26/14 (e)	20,843	20,843
Tranche 2LN, term loan 4.51% 6/26/15 (e)	4,500	4,478
LifePoint Hospitals, Inc. Tranche B, term loan 3.04% 4/15/15 (e)	12,000	12,075
Manor Care, Inc. term loan 2.76% 12/21/14 (e)	31,348	31,270
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (e)	7,579	7,608
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,736	2,770
PTS Acquisition Corp. term loan 2.51% 4/10/14 (e)	1,775	1,742
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	15,760	16,016
Sheridan Healthcare, Inc. Tranche B, term loan 4.0534% 6/15/14 (e)	4,868	4,795
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,925	9,925
Sun Healthcare Group, Inc. Tranche B, term loan 8% 10/18/16 (e)	6,922	6,957
Team Health, Inc. term loan 2.2891% 11/22/12 (e)	8,072	7,971
Universal Health Services, Inc.:
term loan 5.5% 11/15/16 (e)	19,000	19,228
Tranche A, term loan 3.5516% 11/15/15 (e)	6,750	6,809
Valeant Pharmaceuticals International Tranche A, term loan 4.26% 9/27/15 (e)	1,219	1,223
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	18,382	18,519
VWR Funding, Inc. term loan 2.76% 6/29/14 (e)	27,582	27,306
Warner Chilcott Corp.:
Tranche A, term loan 6% 10/30/14 (e)	1,110	1,117
Tranche B, term loan 6.25% 4/30/15 (e)	8,961	9,050
Tranche B3-B4, term loan 6.5% 2/20/16 (e)	1,245	1,257
		1,221,285
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.5113% 11/9/15 (e)	$ 7,800	$ 7,771
Tranche B, term loan 3.5113% 11/9/16 (e)	17,302	17,496
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,970	3,990
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (e)	5,154	4,987
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,660
Tranche B, term loan 3.2857% 10/10/13 (e)	41,860	40,499
Tranche DD, term loan 3.287% 10/10/13 (e)	12,322	11,952
		93,355
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (e)	14,000	14,228
USI Holdings Corp. Tranche B, term loan 2.76% 5/4/14 (e)	2,969	2,895
		17,123
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,980	2,920
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (e)	17,210	17,382
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (e)	12,675	12,850
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 6/1/16 (e)	14,857	15,006
Town Sports International LLC term loan 2.125% 2/27/14 (e)	2,866	2,722
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	28,725	29,084
		79,964
Metals/Mining - 1.0%
Compass Minerals:
Tranche B, term loan 1.7901% 12/22/12 (e)	1,538	1,538
Tranche C, term loan 3.0421% 1/15/16 (e)	7,196	7,214
Fairmount Minerals Ltd. Tranche B, term loan 6.2528% 8/5/16 (e)	6,656	6,756
Novelis, Inc. Tranche B, term loan 5.25% 12/17/16 (e)	60,775	61,839
Oxbow Carbon LLC Tranche B 1LN, term loan 3.7996% 5/8/16 (e)	14,817	14,928
Walter Energy, Inc. term loan 2.5136% 10/3/12 (e)	5,443	5,443
		97,718
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - 1.2%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.3022% 12/20/12 (e)	$ 37,789	$ 37,884
Tranche B, term loan 2.3028% 12/20/12 (e)	14,115	14,150
Tranche C, term loan 3.5524% 12/23/14 (e)	3,979	4,009
Graphic Packaging International, Inc. Tranche B, term loan 2.3031% 5/16/14 (e)	9,700	9,724
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	43,780	43,999
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (c)(e)	1,995	100
		109,866
Publishing/Printing - 1.0%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	5,000	5,057
Dex Media East LLC term loan 2.8041% 10/24/14 (e)	11,196	9,068
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,292	2,120
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7613% 6/12/14 (e)	7,857	7,346
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,995	2,025
Houghton International, Inc. Tranche B 1LN, term loan 7.25% 1/31/16 (e)	7,000	7,123
Newsday LLC term loan 10.5% 8/1/13	3,000	3,191
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,930	13,895
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (e)	37,486	36,830
Visant Corp. Tranche B, term loan 7% 12/22/16 (e)	4,988	5,062
		91,717
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0408% 4/28/13 (e)	25,780	25,780
Tranche C, term loan 1.7945% 4/28/13 (e)	12,545	12,482
		38,262
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (e)	46,000	46,288
CDW Corp. Tranche B, term loan 4.2613% 10/10/14 (e)	2,803	2,800
DineEquity, Inc. term loan 6% 10/19/17 (e)	7,178	7,276
Dunkin Brands, Inc. Tranche B, term loan 5.75% 11/23/17 (e)	27,135	27,508
Landry's Restaurants, Inc. Tranche B, term loan 6.2414% 12/1/14 (e)	6,983	7,044
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (e)	$ 336	$ 331
term loan 2.625% 6/14/14 (e)	3,835	3,773
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	3,980	4,005
		99,025
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 2.1356% 1/26/14 (e)	2,306	2,303
Credit-Linked Deposit 3.5106% 7/26/16 (e)	2,653	2,670
term loan 2.1778% 1/26/14 (e)	26,180	26,148
Tranche B, term loan 3.5528% 7/26/16 (e)	40,340	40,593
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,127	7,136
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (e)	2,532	2,494
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	6,000	6,135
Hertz Corp.:
Credit-Linked Deposit 2.0344% 12/21/12 (e)	1,092	1,091
Tranche B, term loan 2.01% 12/21/12 (e)	5,875	5,867
Iron Mountain, Inc. term loan 1.8125% 4/16/14 (e)	9,650	9,650
JohnsonDiversey, Inc. Tranche B, term loan 5.25% 11/24/15 (e)	6,005	6,073
Rural/Metro Corp. term loan 6% 11/18/16 (e)	9,500	9,631
ServiceMaster Co.:
term loan 2.7748% 7/24/14 (e)	48,064	47,464
Tranche DD, term loan 2.76% 7/24/14 (e)	4,394	4,339
The Geo Group, Inc. Tranche B, term loan 4.75% 8/4/16 (e)	6,484	6,516
		178,110
Shipping - 0.4%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,975	2,007
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,015
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	33,017	33,430
		36,452
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (e)	$ 30,542	$ 30,504
Tranche B2, term loan 4.8125% 7/31/16 (e)	8,596	8,725
Sally Holdings LLC Tranche B, term loan 2.51% 11/16/13 (e)	13,751	13,785
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,953	19,167
		72,181
Super Retail - 0.9%
Bass Pro Group LLC Tranche B, term loan 5.0057% 4/12/15 (e)	5,955	6,015
Dollar General Corp.:
Tranche B1, term loan 3.0286% 7/6/14 (e)	14,244	14,262
Tranche B2, term loan 3.0109% 7/6/14 (e)	5,000	5,006
Gymboree Corp. term loan 5.5% 11/23/17 (e)	19,000	19,261
IMS Health, Inc. term loan 5.25% 2/26/16 (e)	3,961	4,015
Neiman Marcus Group, Inc. term loan 4.3034% 4/6/16 (e)	4,000	4,025
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (e)	28,260	28,719
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,000	7,070
		88,373
Technology - 5.7%
Avaya, Inc. term loan 3.0344% 10/24/14 (e)	30,725	30,111
CommScope, Inc. term loan 5% 1/14/18 (e)	22,330	22,609
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (e)	16,868	16,995
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.5191% 7/18/14 (e)	4,742	4,789
Tranche B, term loan 5.25% 7/18/16 (e)	44,888	45,224
First Data Corp.:
Tranche B1, term loan 3.01% 9/24/14 (e)	57,674	54,501
Tranche B2, term loan 3.01% 9/24/14 (e)	39,906	37,711
Tranche B3, term loan 3.01% 9/24/14 (e)	14,058	13,285
Flextronics International Ltd.:
Tranche B A2, term loan 2.51% 10/1/14 (e)	1,374	1,371
Tranche B A3, term loan 2.5106% 10/1/14 (e)	1,603	1,599
Tranche B-B, term loan 2.5106% 10/1/12 (e)	26,712	26,712
Freescale Semiconductor, Inc. term loan 4.5106% 12/1/16 (e)	103,360	103,360
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,781	6,866
Itron, Inc. term loan 3.76% 4/18/14 (e)	3,921	3,940
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (e)	858	857
Tranche 2LN, term loan 6.0528% 6/11/15 (e)	5,750	5,613
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	$ 4,000	$ 4,015
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	7,005	7,101
Microsemi Corp. Tranche B, term loan 5% 11/2/17 (e)	10,720	10,854
Open Text Corp. term loan 2.51% 10/2/13 (e)	5,635	5,635
Spansion, Inc. term loan 6.5% 2/9/15 (e)	4,464	4,531
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,625	9,649
SunGard Data Systems, Inc.:
term loan:
2.0113% 2/28/14 (e)	61,191	60,732
3.9105% 2/28/16 (e)	23,384	23,501
Tranche B, term loan 3.763% 2/28/14 (e)	6,265	6,265
Tranche C, term loan 6.75% 2/28/14 (e)	4,807	4,807
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	11,000	11,138
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,858	10,872
Verifone, Inc. Tranche B, term loan 3.01% 10/31/13 (e)	3,960	3,960
		538,603
Telecommunications - 5.6%
Asurion Corp.:
Tranche 1LN, term loan 3.2645% 7/3/14 (e)	14,862	14,565
Tranche 2LN, term loan 6.7613% 7/3/15 (e)	17,069	16,707
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	18,000	18,248
Crown Castle International Corp. Tranche B, term loan 1.76% 3/6/14 (e)	15,327	15,346
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (e)	29,501	29,464
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	18,452	18,359
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	917
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (e)	64,000	61,760
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	142,000	143,775
Knology Holding, Inc. Tranche B, term loan 5.5% 10/15/16 (e)	14,000	14,210
Level 3 Financing, Inc. term loan:
2.5531% 3/13/14 (e)	29,000	28,348
11.5% 3/13/14 (e)	3,000	3,218
MetroPCS Wireless, Inc. Tranche B, term loan:
2.5625% 11/3/13 (e)	16,962	17,004
3.8125% 11/3/16 (e)	14,574	14,683
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (e)	$ 2,985	$ 3,007
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	34,000	34,553
Telesat Holding, Inc.:
Tranche A, term loan 3.26% 10/31/14 (e)	21,059	21,085
Tranche DD, term loan 3.26% 10/31/14 (e)	1,809	1,811
Time Warner Telecom, Inc. Tranche B, term loan 3.5431% 12/30/16 (e)	4,820	4,838
TowerCo Finance LLC term loan 6% 11/24/14 (e)	7,355	7,355
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	40,000	40,063
Windstream Corp.:
Tranche B1, term loan 1.81% 7/17/13 (e)	6,047	6,032
Tranche B2, term loan 3.06% 12/17/15 (e)	18,807	18,901
		534,249
Textiles & Apparel - 0.4%
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,570	4,433
Iconix Brand Group, Inc. term loan 2.56% 4/30/13 (e)	3,000	2,993
Levi Strauss & Co. term loan 2.51% 4/4/14 (e)	3,000	2,933
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (e)	28,175	28,175
		38,534
TOTAL FLOATING RATE LOANS (Cost $6,457,101)		6,653,369
Nonconvertible Bonds - 13.9%

Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	2,000	2,075
ManTech International Corp. 7.25% 4/15/18	4,000	4,180
		6,255
Air Transportation - 0.1%
Continental Airlines, Inc. 3.4253% 6/2/13 (e)	949	887
Continental Airlines, Inc. 9.25% 5/10/17	2,850	3,049
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,975
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,622
		10,533
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.6%
Accuride Corp. 9.5% 8/1/18 (d)	$ 1,105	$ 1,227
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,133
10.625% 3/15/18	2,880	3,283
Ford Motor Credit Co. LLC:
3.0531% 1/13/12 (e)	76,750	77,326
5.5516% 6/15/11 (e)	67,255	68,096
General Motors Acceptance Corp.:
2.4959% 12/1/14 (e)	40,000	37,800
6.875% 9/15/11	34,000	34,850
7.25% 3/2/11	6,000	6,015
GMAC LLC 6% 12/15/11	2,000	2,055
Navistar International Corp. 8.25% 11/1/21	4,285	4,703
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,280
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,200
8.875% 12/1/17 (d)	2,060	2,328
		244,296
Banks & Thrifts - 1.0%
Bank of America Corp. 1.7138% 1/30/14 (e)	6,500	6,517
CIT Group, Inc.:
7% 5/1/13	6,099	6,236
7% 5/1/14	14,000	14,280
GMAC LLC:
2.4959% 12/1/14 (e)	44,000	41,800
6% 4/1/11	3,000	3,004
6% 12/15/11	2,000	2,050
6.875% 9/15/11	9,000	9,225
7% 2/1/12	10,000	10,388
		93,500
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,440
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,139
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	$ 4,440	$ 4,695
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,200
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,471
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,440
		35,806
Chemicals - 0.7%
Ferro Corp. 7.875% 8/15/18	2,210	2,359
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,430
Lyondell Chemical Co. 11% 5/1/18	3,000	3,420
NOVA Chemicals Corp. 3.5678% 11/15/13 (e)	53,595	53,193
		63,402
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	880	990
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
		3,070
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,157
Berry Plastics Corp.:
5.0531% 2/15/15 (e)	33,000	33,000
8.25% 11/15/15	10,000	10,788
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,226
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,320
		57,491
Diversified Financial Services - 0.8%
Citigroup, Inc. 1.7531% 1/13/14 (e)	15,000	15,021
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,225
6.375% 3/25/13	12,000	12,510
Morgan Stanley 1.9025% 1/24/14 (e)	17,000	17,074
SLM Corp. 0.6031% 1/27/14 (e)	18,750	17,484
		72,314
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,641
Series B, 9.25% 12/15/17	12,485	13,827
		32,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.9%
AES Corp. 7.75% 3/1/14	$ 3,000	$ 3,248
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,270
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,025
CMS Energy Corp.:
1.2531% 1/15/13 (e)	8,000	7,720
6.3% 2/1/12	985	1,018
Energy Future Holdings Corp. 10% 1/15/20 (d)	51,320	54,143
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	172
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,245
		87,841
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	5,925
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,831
Continental Resources, Inc. 7.125% 4/1/21 (d)	4,000	4,220
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,195
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	2,985
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,285
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,100
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,160
		28,701
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,109
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,321
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,130
		7,451
Healthcare - 0.4%
American Renal Holdings, Inc. 8.375% 5/15/18	2,930	3,018
DaVita, Inc. 6.375% 11/1/18	3,000	3,023
Elan Finance PLC/Elan Finance Corp. 4.4209% 12/1/13 (e)	2,000	1,980
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	3,000	3,060
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,100
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,670
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,240
		37,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (d)	$ 3,000	$ 3,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	2,055	2,137
Standard Pacific Corp. 8.375% 5/15/18 (d)	4,000	4,150
		9,287
Metals/Mining - 0.6%
Arch Coal, Inc. 8.75% 8/1/16	2,000	2,200
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,437
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,348
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	23,705	24,416
Massey Energy Co. 6.875% 12/15/13	5,000	5,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,635
		59,136
Paper - 0.2%
ABI Escrow Corp. 10.25% 10/15/18 (d)	4,000	4,500
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,345
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0369% 8/1/14 (e)	6,000	5,760
		13,605
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	13,545	13,714
Restaurants - 0.0%
Landry's Restaurants, Inc.:
11.625% 12/1/15	1,845	1,956
11.625% 12/1/15 (d)	1,905	2,019
		3,975
Services - 0.2%
ARAMARK Corp. 3.7869% 2/1/15 (e)	2,000	1,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7856% 5/15/14 (e)	21,000	20,475
		22,450
Shipping - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	4,000	4,040
Navios Maritime Holdings, Inc. 8.875% 11/1/17	3,505	3,768
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,099
		15,907
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	$ 2,000	$ 2,115
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,694
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,883
		6,577
Technology - 1.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,055
8.125% 12/15/17	4,000	4,205
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,240
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,541
10.125% 3/15/18 (d)	6,000	6,795
NXP BV/NXP Funding LLC 3.0531% 10/15/13 (e)	97,934	96,710
Seagate Technology International 10% 5/1/14 (d)	2,275	2,662
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,153
		127,361
Telecommunications - 2.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	15,000	16,313
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	18,469
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,235
8.5% 4/15/20	4,000	4,510
GeoEye, Inc. 9.625% 10/1/15	2,505	2,831
Intelsat Ltd. 11.25% 6/15/16	4,000	4,280
iPCS, Inc.:
2.4294% 5/1/13 (e)	58,852	57,528
3.5369% 5/1/14 pay-in-kind (e)	58,001	56,406
Qwest Corp.:
3.5516% 6/15/13 (e)	28,000	29,330
8.375% 5/1/16	3,000	3,606
8.875% 3/15/12	3,000	3,233
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12	$ 19,000	$ 20,188
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,795
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,548	5,204
		234,508
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.8313% 12/15/14 (e)	14,000	13,965
Levi Strauss & Co. 7.625% 5/15/20	3,000	3,120
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,265
		21,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,261,296)		1,318,892
Foreign Government and Government Agency Obligations - 0.0%

Venezuelan Republic 1.3031% 4/20/11 (Reg. S) (e) (Cost $3,946)	4,000	3,970
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,258
Class B (a)	41,264	1,240
ION Media Networks, Inc. (a)	2,842	1,290
		5,788
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	77
Chemicals - 0.5%
LyondellBasell Industries NV Class A (a)	1,254,792	45,097
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	296
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(f)	1,097,292	$ 5,761
RDA Holding Co. (a)	29,764	774
		6,535
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	829
TOTAL COMMON STOCKS (Cost $47,105)		61,906
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 20.3%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,925,636)	1,925,635,705	1,925,636
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	60,530	60,530
0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	5,408	5,408
TOTAL CASH EQUIVALENTS (Cost $65,938)		65,938
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $9,761,022)		10,029,711
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(531,415)
NET ASSETS - 100%		$ 9,498,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,301,000 or 2.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,761,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,197

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$60,530,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 13,813
Barclays Capital, Inc.	1,444
Credit Agricole Securities (USA), Inc.	10,909
Deutsche Bank Securities, Inc.	2,727
HSBC Securities (USA), Inc.	16,365
J.P. Morgan Securities, Inc.	10,909
Mizuho Securities USA, Inc.	3,818
Wells Fargo Securities LLC	545
$ 60,530
$5,408,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,666
Barclays Capital, Inc.	1,022
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,720
$ 5,408
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 683
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,056	$ 4,498	$ 6,535	$ 4,023
Financials	551	-	-	551
Industrials	77	77	-	-
Materials	45,097	45,097	-	-
Telecommunication Services	829	829	-	-
Utilities	296	296	-	-
Corporate Bonds	1,318,892	-	1,318,892	-
Foreign Government and Government Agency Obligations	3,970	-	3,970	-
Floating Rate Loans	6,653,369	-	6,646,014	7,355
Other	-	-	-	-
Money Market Funds	1,925,636	1,925,636	-	-
Cash Equivalents	65,938	-	65,938	-
Total Investments in Securities:	$ 10,029,711	$ 1,976,433	$ 8,041,349	$ 11,929
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(431)
Cost of Purchases	2,371
Proceeds of Sales	(19)
Amortization/Accretion	-
Transfers in to Level 3	7,447
Transfers out of Level 3	-
Ending Balance	$ 11,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (431)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $9,693,140,000. Net unrealized appreciation aggregated $336,571,000, of which $360,097,000 related to appreciated investment securities and $23,526,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy under these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813029.106

FAV-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.8%
Fiat SpA	27,700	$ 268,862
Harley-Davidson, Inc.	9,259	367,119
		635,981
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	3,900	70,551
H&R Block, Inc.	15,530	194,436
Service Corp. International	4,500	39,015
		304,002
Hotels, Restaurants & Leisure - 1.4%
Accor SA	2,545	116,369
Ameristar Casinos, Inc.	2,465	37,862
Brinker International, Inc.	9,115	214,476
Penn National Gaming, Inc. (a)	5,900	210,807
WMS Industries, Inc. (a)	3,776	158,403
Wyndham Worldwide Corp.	10,906	306,786
		1,044,703
Household Durables - 3.0%
Ethan Allen Interiors, Inc. (d)	12,538	280,851
Garmin Ltd.	6,100	188,063
Jarden Corp.	21,014	712,375
PulteGroup, Inc. (a)	41,955	331,025
Stanley Black & Decker, Inc.	11,260	818,377
		2,330,691
Internet & Catalog Retail - 0.6%
Expedia, Inc.	9,860	248,078
Liberty Media Corp. Interactive Series A (a)	11,491	182,017
		430,095
Leisure Equipment & Products - 1.0%
Brunswick Corp.	31,170	620,906
Eastman Kodak Co. (a)(d)	35,472	129,828
		750,734
Media - 0.9%
Liberty Global, Inc. Class A (a)(d)	5,200	210,912
MDC Partners, Inc. Class A (sub. vtg.)	5,300	88,669
United Business Media Ltd.	7,476	84,117
Valassis Communications, Inc. (a)	5,290	160,499
Virgin Media, Inc.	7,228	181,856
		726,053
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Big Lots, Inc. (a)	7,193	$ 228,665
Kohl's Corp. (a)	2,264	114,966
Retail Ventures, Inc. (a)	5,111	77,074
		420,705
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	1,611	103,007
Best Buy Co., Inc.	10,430	354,620
Chico's FAS, Inc.	16,737	182,768
Collective Brands, Inc. (a)	19,530	397,631
Gap, Inc.	10,269	197,884
Lowe's Companies, Inc.	8,335	206,708
OfficeMax, Inc. (a)	36,406	585,044
Sally Beauty Holdings, Inc. (a)	14,447	190,123
Staples, Inc.	6,092	135,913
		2,353,698
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	4,785	110,151
Warnaco Group, Inc. (a)	2,136	109,107
		219,258
TOTAL CONSUMER DISCRETIONARY		9,215,920
CONSUMER STAPLES - 5.3%
Beverages - 2.0%
Carlsberg AS Series B	2,900	288,924
Coca-Cola Enterprises, Inc.	9,327	234,667
Diageo PLC sponsored ADR	500	38,400
Dr Pepper Snapple Group, Inc.	14,331	507,747
Molson Coors Brewing Co. Class B	4,600	215,602
The Coca-Cola Co.	3,564	223,997
		1,509,337
Food & Staples Retailing - 1.2%
Kroger Co.	28,235	604,229
Walgreen Co.	6,032	243,934
Winn-Dixie Stores, Inc. (a)	13,523	86,277
		934,440
Food Products - 1.6%
Archer Daniels Midland Co.	4,557	148,877
Bunge Ltd.	7,941	540,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	28,502	$ 289,295
The J.M. Smucker Co.	4,655	289,355
		1,268,071
Personal Products - 0.5%
Avon Products, Inc.	13,294	376,353
TOTAL CONSUMER STAPLES		4,088,201
ENERGY - 10.6%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	15,032	1,029,842
Cameron International Corp. (a)	5,960	317,668
Exterran Holdings, Inc. (a)	1,800	44,658
Halliburton Co.	13,800	621,000
McDermott International, Inc. (a)	11,449	237,910
Pride International, Inc. (a)	9,200	299,000
Transocean Ltd. (a)	4,286	342,580
		2,892,658
Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	3,500	417,760
Cimarex Energy Co.	8,871	923,737
Enbridge Energy Partners LP	5,241	332,279
Forest Oil Corp. (a)	5,000	194,000
Newfield Exploration Co. (a)	2,100	153,657
Nexen, Inc.	10,500	263,785
Peabody Energy Corp.	7,600	481,992
Petrohawk Energy Corp. (a)	13,772	276,129
Talisman Energy, Inc.	30,400	696,610
Tesoro Corp. (a)	3,700	71,225
Whiting Petroleum Corp. (a)	7,577	956,824
Williams Companies, Inc.	20,808	561,608
		5,329,606
TOTAL ENERGY		8,222,264
FINANCIALS - 26.9%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	17,972	561,266
Invesco Ltd.	14,894	368,478
Morgan Stanley	16,271	478,367
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	14,900	$ 696,128
TD Ameritrade Holding Corp.	20,452	417,630
		2,521,869
Commercial Banks - 6.2%
BB&T Corp.	17,297	478,089
CapitalSource, Inc.	39,233	302,879
CIT Group, Inc. (a)	6,524	311,130
Comerica, Inc.	5,761	220,070
Heritage Financial Corp., Washington (a)	1,100	15,675
Itau Unibanco Banco Multiplo SA ADR (a)(e)	12,300	264,450
PNC Financial Services Group, Inc.	3,550	213,000
Regions Financial Corp.	54,038	383,670
SunTrust Banks, Inc.	10,687	325,205
TCF Financial Corp.	13,100	195,714
U.S. Bancorp, Delaware	35,878	968,706
Wells Fargo & Co.	29,268	948,869
Zions Bancorporation	7,604	179,302
		4,806,759
Consumer Finance - 0.7%
SLM Corp. (a)	35,900	517,319
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	17,593	790,629
Insurance - 8.5%
AEGON NV (a)	31,956	236,486
AFLAC, Inc.	3,719	214,140
Allstate Corp.	11,604	361,349
Aon Corp.	5,700	260,718
Berkshire Hathaway, Inc. Class B (a)	8,454	691,115
Delphi Financial Group, Inc. Class A	12,663	364,441
Everest Re Group Ltd.	2,992	252,166
Fairfax Financial Holdings Ltd. (sub. vtg.)	700	267,106
First American Financial Corp.	12,216	189,470
Genworth Financial, Inc. Class A (a)	20,847	282,894
Hilltop Holdings, Inc. (a)	1,681	16,491
Lincoln National Corp.	18,194	524,715
MetLife, Inc.	15,136	692,775
Progressive Corp.	5,600	110,936
Reinsurance Group of America, Inc.	10,550	607,258
StanCorp Financial Group, Inc.	5,931	264,582
Torchmark Corp.	4,366	272,002
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	18,167	$ 453,085
XL Capital Ltd. Class A	21,448	491,588
		6,553,317
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	7,180	553,147
CBL & Associates Properties, Inc.	9,850	168,041
Corporate Office Properties Trust (SBI)	5,456	199,417
Post Properties, Inc.	6,354	235,289
ProLogis Trust	46,603	695,317
Public Storage	2,347	255,776
Rayonier, Inc.	1,277	75,611
SL Green Realty Corp.	7,733	562,653
The Macerich Co.	4,600	223,836
Ventas, Inc.	8,908	494,038
Vornado Realty Trust	1,478	130,197
Weyerhaeuser Co.	22,302	516,960
		4,110,282
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	10,387	230,488
Forest City Enterprises, Inc. Class A (a)(d)	27,486	464,788
Forestar Group, Inc. (a)	18,009	336,048
Wharf Holdings Ltd.	29,000	219,077
		1,250,401
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	3,800	46,322
People's United Financial, Inc.	19,618	253,268
		299,590
TOTAL FINANCIALS		20,850,166
HEALTH CARE - 6.3%
Biotechnology - 0.3%
Gilead Sciences, Inc. (a)	2,990	114,756
PDL BioPharma, Inc.	17,150	84,721
		199,477
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	900	35,253
Boston Scientific Corp. (a)	41,039	286,452
CareFusion Corp. (a)	1,900	48,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)(d)	7,576	$ 102,314
Hill-Rom Holdings, Inc.	1,588	64,266
Orthofix International NV (a)	1,500	42,900
Wright Medical Group, Inc. (a)	10,901	161,989
Zimmer Holdings, Inc. (a)	7,040	416,486
		1,158,547
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc. (a)	10,099	220,663
Community Health Systems, Inc. (a)	600	21,072
DaVita, Inc. (a)	4,161	307,290
Health Net, Inc. (a)	5,100	145,503
HealthSouth Corp. (a)	4,100	92,742
Lincare Holdings, Inc.	12,206	330,172
McKesson Corp.	7,296	548,440
Medco Health Solutions, Inc. (a)	4,300	262,386
Omnicare, Inc.	2,400	62,208
Quest Diagnostics, Inc.	3,140	178,823
Universal American Financial Corp.	2,922	58,995
Universal Health Services, Inc. Class B	2,877	121,122
		2,349,416
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	4,643	194,217
ICON PLC sponsored ADR (a)	6,650	148,096
PerkinElmer, Inc.	4,650	118,947
Thermo Fisher Scientific, Inc. (a)	1,700	97,359
		558,619
Pharmaceuticals - 0.8%
AVANIR Pharmaceuticals Class A (a)(d)	19,500	78,975
Cadence Pharmaceuticals, Inc. (a)(d)	9,189	71,353
Endo Pharmaceuticals Holdings, Inc. (a)	600	19,932
Mylan, Inc. (a)	1,400	32,424
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,964	216,633
Valeant Pharmaceuticals International, Inc.	2,705	98,597
Warner Chilcott PLC	4,071	97,663
		615,577
TOTAL HEALTH CARE		4,881,636
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	7,731	$ 115,347
DigitalGlobe, Inc. (a)	8,878	272,643
Esterline Technologies Corp. (a)	3,650	259,807
Lockheed Martin Corp.	1,815	144,474
Meggitt PLC	85,156	484,185
Precision Castparts Corp.	1,011	144,563
Raytheon Co.	3,911	195,511
		1,616,530
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	137,805
Building Products - 1.4%
A.O. Smith Corp.	3,300	141,273
Armstrong World Industries, Inc.	3,304	134,175
Lennox International, Inc.	3,195	157,002
Masco Corp.	12,146	161,785
Owens Corning (a)	15,365	514,267
		1,108,502
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	15,427	376,265
Quad/Graphics, Inc. (a)	2,035	90,476
Republic Services, Inc.	8,853	273,027
Sykes Enterprises, Inc. (a)	7,906	154,009
The Geo Group, Inc. (a)	10,593	251,796
		1,145,573
Construction & Engineering - 1.2%
Foster Wheeler Ag (a)	17,185	632,580
Jacobs Engineering Group, Inc. (a)	5,568	286,028
		918,608
Electrical Equipment - 1.1%
Alstom SA	4,679	261,122
GrafTech International Ltd. (a)	10,383	218,043
Prysmian SpA	20,206	407,738
		886,903
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	4,300	162,153
Textron, Inc.	7,266	191,023
		353,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.1%
Actuant Corp. Class A	3,707	$ 102,795
Dover Corp.	1,979	126,854
Fiat Industrial SpA (a)	13,400	181,336
Ingersoll-Rand Co. Ltd.	10,100	476,720
Navistar International Corp. (a)	10,527	682,676
Vallourec SA	800	86,893
		1,657,274
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	56,175
Professional Services - 0.7%
Towers Watson & Co.	9,857	537,502
Road & Rail - 1.7%
Con-way, Inc.	5,379	182,994
Contrans Group, Inc. Class A	17,500	176,556
Quality Distribution, Inc. (a)	15,871	145,854
Union Pacific Corp.	6,835	646,796
Vitran Corp., Inc. (a)	11,640	158,188
		1,310,388
TOTAL INDUSTRIALS		9,728,436
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	18,437	389,943
Comverse Technology, Inc. (a)	24,800	162,688
Nokia Corp. sponsored ADR (d)	9,200	98,440
		651,071
Computers & Peripherals - 0.4%
Gemalto NV	4,130	208,829
Hewlett-Packard Co.	2,500	114,225
		323,054
Electronic Equipment & Components - 1.2%
Avnet, Inc. (a)	6,091	216,961
Corning, Inc.	7,274	161,556
Flextronics International Ltd. (a)	26,849	214,524
Jabil Circuit, Inc.	9,546	192,925
Molex, Inc. (d)	25	654
Tech Data Corp. (a)	3,571	167,516
		954,136
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
eBay, Inc. (a)	9,022	$ 273,908
IT Services - 1.3%
Acxiom Corp. (a)	21,664	373,271
Atos Origin SA (a)	2,206	122,809
Fiserv, Inc. (a)	2,773	171,288
MasterCard, Inc. Class A	1,351	319,525
Unisys Corp. (a)	1,400	39,662
		1,026,555
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	17,804	139,405
Avago Technologies Ltd.	10,299	295,684
Fairchild Semiconductor International, Inc. (a)	6,136	109,221
Intersil Corp. Class A	22,415	338,915
Lam Research Corp. (a)	6,779	338,204
Marvell Technology Group Ltd. (a)	9,561	181,755
Micron Technology, Inc. (a)	28,594	301,381
National Semiconductor Corp.	16,814	254,900
NXP Semiconductors NV	2,946	75,830
ON Semiconductor Corp. (a)	14,079	155,573
PMC-Sierra, Inc. (a)	10,889	85,152
		2,276,020
Software - 1.1%
BMC Software, Inc. (a)	6,823	325,457
CA, Inc.	11,433	272,105
Epicor Software Corp. (a)	12,122	125,584
Micro Focus International PLC	7,400	48,618
Symantec Corp. (a)	4,309	75,881
		847,645
TOTAL INFORMATION TECHNOLOGY		6,352,389
MATERIALS - 5.5%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,070	180,608
Ashland, Inc.	9,546	554,241
Cabot Corp.	6,510	281,558
Celanese Corp. Class A	12,415	515,098
Innophos Holdings, Inc.	4,461	147,971
Solutia, Inc. (a)	14,360	336,311
Solvay SA Class A	600	62,755
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	4,000	$ 149,480
W.R. Grace & Co. (a)	6,450	228,911
Wacker Chemie AG	350	63,248
		2,520,181
Construction Materials - 0.3%
HeidelbergCement AG	2,484	162,310
James Hardie Industries NV unit (a)	14,105	87,712
		250,022
Containers & Packaging - 0.9%
Ball Corp.	5,081	361,412
Greif, Inc. Class A	2,317	146,087
Owens-Illinois, Inc. (a)	5,768	170,098
		677,597
Metals & Mining - 1.0%
Commercial Metals Co.	7,339	122,708
Compass Minerals International, Inc.	4,272	392,469
IAMGOLD Corp.	8,860	168,509
Walter Energy, Inc.	929	121,021
		804,707
TOTAL MATERIALS		4,252,507
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.1%
AboveNet, Inc.	907	54,021
Cbeyond, Inc. (a)	7,733	113,288
Cincinnati Bell, Inc. New (a)	13,600	38,760
Global Crossing Ltd. (a)	8,217	109,533
Iliad Group SA	777	82,491
Qwest Communications International, Inc.	57,023	406,574
Verizon Communications, Inc.	1,711	60,946
		865,613
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	5,900	300,074
NII Holdings, Inc. (a)	7,503	314,976
Sprint Nextel Corp. (a)	29,460	133,159
		748,209
TOTAL TELECOMMUNICATION SERVICES		1,613,822
Common Stocks - continued
	Shares	Value
UTILITIES - 9.8%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	8,296	$ 296,001
NextEra Energy, Inc.	8,707	465,476
Northeast Utilities	4,193	138,034
PPL Corp.	47,101	1,214,735
		2,114,246
Gas Utilities - 0.5%
China Gas Holdings Ltd.	308,000	133,916
UGI Corp.	8,673	271,899
		405,815
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	75,430	935,332
Calpine Corp. (a)	40,592	579,248
		1,514,580
Multi-Utilities - 4.6%
National Grid PLC	96,982	859,997
PG&E Corp.	22,067	1,021,261
Public Service Enterprise Group, Inc.	11,796	382,544
Sempra Energy	24,900	1,296,535
		3,560,337
TOTAL UTILITIES		7,594,978
TOTAL COMMON STOCKS (Cost $72,410,497)		76,800,319
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 4/14/11 (Cost $49,985)	$ 50,000	49,986
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	1,452,672	1,452,672
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,348,945	1,348,945
TOTAL MONEY MARKET FUNDS (Cost $2,801,617)		2,801,617
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $75,292,099)		79,681,922
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(2,176,664)
NET ASSETS - 100%		$ 77,505,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,450 or 0.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 6,846
Barclays Capital, Inc.	716
Credit Agricole Securities (USA), Inc.	5,407
Deutsche Bank Securities, Inc.	1,352
HSBC Securities (USA), Inc.	8,110
J.P. Morgan Securities, Inc.	5,407
Mizuho Securities USA, Inc.	1,892
Wells Fargo Securities LLC	270
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 654
Fidelity Securities Lending Cash Central Fund	2,049
Total	$ 2,703
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,215,920	$ 9,215,920	$ -	$ -
Consumer Staples	4,088,201	4,088,201	-	-
Energy	8,222,264	8,222,264	-	-
Financials	20,850,166	20,613,680	236,486	-
Health Care	4,881,636	4,881,636	-	-
Industrials	9,728,436	9,728,436	-	-
Information Technology	6,352,389	6,352,389	-	-
Materials	4,252,507	4,252,507	-	-
Telecommunication Services	1,613,822	1,613,822	-	-
Utilities	7,594,978	6,601,065	859,997	133,916
U.S. Government and Government Agency Obligations	49,986	-	49,986	-
Money Market Funds	2,801,617	2,801,617	-	-
Cash Equivalents	30,000	-	30,000	-
Total Investments in Securities:	$ 79,681,922	$ 78,371,537	$ 1,176,469	$ 133,916
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39,879)
Cost of Purchases	14,912
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	158,883
Transfers out of Level 3	-
Ending Balance	$ 133,916
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (39,879)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $76,025,320. Net unrealized appreciation aggregated $3,656,602, of which $9,171,609 related to appreciated investment securities and $5,515,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813042.106

AHI-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	$ 780,000	$ 863,070
Technology - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	3,255,000	3,102,422
TOTAL CONVERTIBLE BONDS		3,965,492
Nonconvertible Bonds - 87.6%
Aerospace - 1.0%
BE Aerospace, Inc.:
6.875% 10/1/20	955,000	990,813
8.5% 7/1/18	3,450,000	3,760,500
Esterline Technologies Corp. 7% 8/1/20	900,000	938,250
TransDigm, Inc. 7.75% 12/15/18 (c)	2,585,000	2,772,413
		8,461,976
Air Transportation - 2.4%
Air Canada 9.25% 8/1/15 (c)	3,525,000	3,771,750
American Airlines, Inc. pass-thru trust certificates 8.608% 10/1/12	200,000	201,000
AMR Corp. 9% 8/1/12	775,000	789,531
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,510,953	1,578,946
6.75% 9/15/15 (c)	4,010,000	4,175,212
Continental Airlines, Inc. 9.25% 5/10/17	2,027,953	2,169,910
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,604,004	1,684,204
8.954% 8/10/14	1,339,502	1,409,826
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	495,182	490,230
United Air Lines, Inc.:
9.875% 8/1/13 (c)	485,000	526,856
12% 11/1/13 (c)	695,000	769,713
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,083,968	1,056,869
9.75% 1/15/17	1,545,777	1,785,372
12% 1/15/16 (c)	549,483	626,411
		21,035,830
Automotive - 3.3%
Accuride Corp. 9.5% 8/1/18 (c)	1,875,000	2,081,250
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,765,000	1,831,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 520,000	$ 527,150
6.75% 2/15/21	345,000	350,606
Exide Technologies 8.625% 2/1/18 (c)	470,000	492,913
Ford Motor Credit Co. LLC:
5.625% 9/15/15	2,440,000	2,574,200
6.625% 8/15/17	2,745,000	2,916,563
7% 4/15/15	2,330,000	2,571,621
8% 6/1/14	1,240,000	1,395,744
8% 12/15/16	1,975,000	2,240,181
8.125% 1/15/20	1,240,000	1,452,272
12% 5/15/15	4,250,000	5,397,500
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,959,038
Tenneco, Inc.:
6.875% 12/15/20 (c)	1,405,000	1,443,638
7.75% 8/15/18 (c)	1,160,000	1,229,600
		28,463,464
Banks & Thrifts - 5.2%
Ally Financial, Inc.:
6.25% 12/1/17 (c)	2,595,000	2,679,338
7.5% 9/15/20 (c)	2,195,000	2,391,782
8% 3/15/20	2,145,000	2,413,125
Bank of America Corp.:
8% (d)	680,000	697,000
8.125% (d)	900,000	924,750
CIT Group, Inc.:
7% 5/1/13	193,064	197,408
7% 5/1/14	3,154,868	3,217,965
7% 5/1/15	3,154,868	3,198,247
7% 5/1/16	3,783,115	3,820,946
7% 5/1/17	7,841,361	7,909,938
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,950,000	1,911,000
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,968,050
GMAC LLC:
6.75% 12/1/14	3,570,000	3,828,825
8% 12/31/18	1,695,000	1,856,025
8% 11/1/31	1,565,000	1,760,625
Regions Bank 7.5% 5/15/18	2,020,000	2,126,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Regions Financial Corp. 4.875% 4/26/13	$ 1,055,000	$ 1,039,175
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,666,544
		45,606,793
Broadcasting - 1.9%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,155,400
Belo Corp. 8% 11/15/16	340,000	369,342
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	2,125,000	2,263,125
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,900,000	1,629,250
11% 8/1/16 pay-in-kind (d)	1,267,825	1,163,229
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	3,075,000	3,321,000
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	582,372	611,175
Univision Communications, Inc.:
7.875% 11/1/20 (c)	825,000	878,625
8.5% 5/15/21 (c)	3,520,000	3,647,600
		16,038,746
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	3,305,000	3,354,575
Cable TV - 3.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,193,850
8.625% 9/15/17	3,160,000	3,523,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19 (c)	655,000	659,913
7.25% 10/30/17	2,635,000	2,727,225
7.875% 4/30/18	2,520,000	2,664,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	5,695,000	5,979,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	799,382	967,252
CSC Holdings LLC:
8.5% 6/15/15	1,335,000	1,461,825
8.625% 2/15/19	610,000	699,975
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,343,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPC Germany GmbH 8.125% 12/1/17 (c)	$ 1,970,000	$ 2,122,675
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,397,038
		27,740,853
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,997,638
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,906,475
		5,904,113
Chemicals - 2.3%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	1,015,000	1,058,138
Huntsman International LLC:
5.5% 6/30/16	2,220,000	2,164,500
8.625% 3/15/20	1,255,000	1,386,775
8.625% 3/15/21 (c)	2,295,000	2,524,500
LBI Escrow Corp. 8% 11/1/17 (c)	1,025,000	1,148,000
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,659,400
Nalco Co. 6.625% 1/15/19 (c)	1,430,000	1,487,200
NOVA Chemicals Corp.:
3.5678% 11/15/13 (d)	1,630,000	1,617,775
6.5% 1/15/12	2,270,000	2,343,775
8.375% 11/1/16	1,360,000	1,484,100
8.625% 11/1/19	1,355,000	1,504,050
		20,378,213
Consumer Products - 0.5%
Jarden Corp. 6.125% 11/15/22	735,000	712,950
NBTY, Inc. 9% 10/1/18 (c)	1,960,000	2,102,100
Visant Corp. 10% 10/1/17	1,135,000	1,197,425
		4,012,475
Containers - 0.5%
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,940,000	1,935,150
Greif, Inc. 6.75% 2/1/17	2,455,000	2,596,163
		4,531,313
Diversified Financial Services - 6.0%
Aircastle Ltd. 9.75% 8/1/18	2,770,000	3,081,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,990,000	3,064,750
7.75% 1/15/16 (c)	1,415,000	1,450,375
8% 1/15/18	2,445,000	2,506,125
8% 1/15/18 (c)	1,415,000	1,450,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	$ 870,000	$ 696,000
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,888,875
International Lease Finance Corp.:
5.625% 9/20/13	1,080,000	1,104,300
5.65% 6/1/14	900,000	923,625
6.625% 11/15/13	1,145,000	1,196,525
6.75% 9/1/16 (c)	1,360,000	1,458,600
8.25% 12/15/20	865,000	939,650
8.625% 9/15/15 (c)	4,640,000	5,173,600
8.75% 3/15/17 (c)	3,120,000	3,502,200
8.875% 9/1/17	4,095,000	4,617,113
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,297,700
Nuveen Investments, Inc.:
5.5% 9/15/15	1,695,000	1,474,650
10.5% 11/15/15	1,285,000	1,320,338
10.5% 11/15/15 (c)	830,000	854,900
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)	2,610,000	2,884,050
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	2,105,000	2,262,875
SLM Corp.:
6.25% 1/25/16	1,155,000	1,157,888
8% 3/25/20	3,059,000	3,196,655
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	2,930,000	3,398,800
		51,901,594
Diversified Media - 3.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,885,000	3,133,831
Checkout Holding Corp. 0% 11/15/15 (c)	755,000	480,331
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	385,000	425,425
Series B, 9.25% 12/15/17	2,015,000	2,231,613
Liberty Media Corp. 8.25% 2/1/30	165,000	160,463
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	6,400,000	6,720,000
7.75% 10/15/18 (c)	3,670,000	3,917,725
11.5% 5/1/16	1,435,000	1,682,538
11.625% 2/1/14	1,995,000	2,339,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 2,700,000	$ 2,801,250
7.75% 3/15/16	2,425,000	2,515,938
		26,408,252
Electric Utilities - 5.7%
AES Corp.:
7.75% 10/15/15	1,630,000	1,760,400
8% 10/15/17	3,010,000	3,250,800
9.75% 4/15/16	905,000	1,043,013
Aguila 3 SA 7.875% 1/31/18 (c)	645,000	663,544
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,821,650
Calpine Corp. 7.875% 1/15/23 (c)	1,660,000	1,680,750
Dynegy Holdings, Inc. 7.5% 6/1/15	2,155,000	1,745,550
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,450,000	1,511,625
9.875% 10/15/20 (c)	1,400,000	1,459,500
Intergen NV 9% 6/30/17 (c)	2,470,000	2,649,075
Mirant Americas Generation LLC:
8.5% 10/1/21	2,955,000	3,080,588
9.125% 5/1/31	3,815,000	3,929,450
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,275,775
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	7,737,600
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,109,063
Otter Tail Corp. 9% 12/15/16	1,675,000	1,825,750
Puget Energy, Inc. 6.5% 12/15/20 (c)	2,115,000	2,109,713
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,827,500
		49,481,346
Energy - 8.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	2,205,000	2,243,588
Antero Resources Finance Corp. 9.375% 12/1/17	2,225,000	2,347,375
Calfrac Holdings LP 7.5% 12/1/20 (c)	840,000	863,100
Covanta Holding Corp. 7.25% 12/1/20	2,320,000	2,384,229
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,304,413
Drummond Co., Inc. 7.375% 2/15/16	4,705,000	4,893,200
Edgen Murray Corp. 12.25% 1/15/15	2,750,000	2,488,750
El Paso Corp.:
7% 6/15/17	1,105,000	1,193,400
7.25% 6/1/18	1,535,000	1,665,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 1,845,000	$ 1,964,925
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	3,665,000	3,646,675
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	3,260,000	3,276,300
Frontier Oil Corp.:
6.875% 11/15/18	880,000	906,400
8.5% 9/15/16	1,990,000	2,149,200
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	1,325,000	1,334,938
7% 10/1/18 (c)	1,590,000	1,629,750
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,824,369
LINN Energy LLC:
7.75% 2/1/21 (c)	1,660,000	1,743,000
8.625% 4/15/20 (c)	2,100,000	2,299,500
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,917,688
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	1,665,000	1,706,625
7.25% 8/15/18	1,675,000	1,716,875
7.875% 6/1/15	985,000	1,044,100
10.5% 8/1/14	1,845,000	2,126,363
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,905,050
7.5% 1/15/20	1,610,000	1,779,050
Plains Exploration & Production Co.:
7% 3/15/17	625,000	646,875
7.625% 6/1/18	965,000	1,020,488
7.75% 6/15/15	2,895,000	3,025,275
10% 3/1/16	795,000	898,350
Precision Drilling Corp. 6.625% 11/15/20 (c)	1,315,000	1,357,738
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,260,288
11.75% 1/1/16	1,520,000	1,774,600
Range Resources Corp. 6.75% 8/1/20	710,000	747,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	615,000	608,850
7.875% 10/15/18 (c)	1,830,000	1,921,500
		70,615,577
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (c)	620,000	660,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 0.0%
Casella Waste Systems, Inc. 7.75% 2/15/19 (c)	$ 260,000	$ 266,500
Food & Drug Retail - 1.0%
Albertsons, Inc.:
7.45% 8/1/29	675,000	536,625
7.75% 6/15/26	200,000	159,000
8% 5/1/31	720,000	585,000
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	1,035,000	1,060,875
Rite Aid Corp.:
7.5% 3/1/17	865,000	845,538
9.375% 12/15/15	695,000	601,175
9.5% 6/15/17	865,000	741,738
9.75% 6/12/16	865,000	960,150
SUPERVALU, Inc. 8% 5/1/16	1,170,000	1,137,825
Tops Markets LLC 10.125% 10/15/15	1,955,000	2,047,863
		8,675,789
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	935,550
Gaming - 3.1%
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (c)(d)	360,000	234,450
8% 11/15/13 (c)	935,000	649,825
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	1,705,000	1,749,842
11.5% 1/15/17 pay-in-kind (c)(d)	2,335,000	2,431,870
Las Vegas Sands Corp. 6.375% 2/15/15	915,000	932,156
MCE Finance Ltd. 10.25% 5/15/18	2,525,000	2,903,750
MGM Mirage, Inc.:
5.875% 2/27/14	1,940,000	1,843,000
6.625% 7/15/15	3,615,000	3,380,025
6.75% 9/1/12	695,000	701,950
6.75% 4/1/13	820,000	815,900
7.5% 6/1/16	935,000	881,238
7.625% 1/15/17	1,665,000	1,577,588
MGM Resorts International:
10% 11/1/16 (c)	2,900,000	3,045,000
11.375% 3/1/18	1,330,000	1,479,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 7.875% 6/15/16 (c)	$ 1,005,000	$ 1,040,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	2,960,000	3,133,900
		26,800,294
Healthcare - 6.1%
DaVita, Inc.:
6.375% 11/1/18	1,030,000	1,037,725
6.625% 11/1/20	890,000	905,575
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14	2,730,000	2,989,350
Giant Funding Corp. 8.25% 2/1/18 (c)	1,090,000	1,126,788
HCA Holdings, Inc. 7.75% 5/15/21 (c)	2,300,000	2,392,000
HCA, Inc.:
8.5% 4/15/19	3,705,000	4,121,813
9.125% 11/15/14	5,535,000	5,811,750
9.25% 11/15/16	2,600,000	2,798,250
9.625% 11/15/16 pay-in-kind (d)	2,398,000	2,589,840
9.875% 2/15/17	1,010,000	1,118,575
HealthSouth Corp. 7.25% 10/1/18	1,470,000	1,510,425
Mylan, Inc.:
6% 11/15/18 (c)	2,340,000	2,392,650
7.625% 7/15/17 (c)	2,055,000	2,183,438
7.875% 7/15/20 (c)	530,000	588,300
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	1,100,000	1,089,000
7% 1/15/16	2,895,000	2,970,994
7.5% 2/15/20	1,190,000	1,249,500
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,935,575
Valeant Pharmaceuticals International 6.875% 12/1/18 (c)	2,575,000	2,658,688
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
7.75% 2/1/19 (c)	860,000	871,868
8% 2/1/18	4,465,000	4,571,267
8% 2/1/18 (c)	1,895,000	1,940,101
Vanguard Health Systems, Inc. 0% 2/1/16 (c)	1,575,000	980,438
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,775,025
6.5% 6/1/16	1,730,000	1,790,550
		53,399,485
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (c)	$ 1,040,000	$ 1,040,000
KB Home 7.25% 6/15/18	1,250,000	1,234,375
Lennar Corp.:
5.6% 5/31/15	390,000	382,200
12.25% 6/1/17	2,765,000	3,400,950
Realogy Corp. 7.875% 2/15/19 (c)	1,215,000	1,221,075
Standard Pacific Corp.:
8.375% 5/15/18	1,200,000	1,245,000
8.375% 5/15/18 (c)	1,725,000	1,789,688
8.375% 1/15/21 (c)	1,725,000	1,761,656
10.75% 9/15/16	1,650,000	1,938,750
		14,013,694
Hotels - 0.8%
Host Hotels & Resorts LP:
6% 11/1/20 (c)	3,400,000	3,383,000
6.875% 11/1/14	225,000	231,750
9% 5/15/17	1,415,000	1,581,263
Host Marriott LP 7.125% 11/1/13	1,406,000	1,420,060
		6,616,073
Leisure - 2.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,349,100
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,344,000
NCL Corp. Ltd.:
9.5% 11/15/18 (c)	1,055,000	1,131,488
11.75% 11/15/16	1,065,000	1,267,350
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,011,750
11.875% 7/15/15	975,000	1,199,250
yankee:
7% 6/15/13	2,960,000	3,167,200
7.25% 6/15/16	3,345,000	3,595,875
7.5% 10/15/27	1,605,000	1,584,938
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	720,390
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	845,000	912,600
10.875% 11/15/16	1,905,000	2,119,313
		21,403,254
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 2.2%
Arch Western Finance LLC 6.75% 7/1/13	$ 469,000	$ 469,000
CONSOL Energy, Inc.:
8% 4/1/17 (c)	1,810,000	1,961,678
8.25% 4/1/20 (c)	1,210,000	1,321,925
Drummond Co., Inc. 9% 10/15/14 (c)	565,000	601,725
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	4,600,000	4,738,000
Massey Energy Co. 6.875% 12/15/13	5,000,000	5,100,000
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (c)	775,000	813,750
Severstal Columbus LLC 10.25% 2/15/18 (c)	3,490,000	3,795,375
		18,801,453
Paper - 0.4%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	900,000	974,250
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,380,000	2,629,900
		3,604,150
Publishing/Printing - 0.3%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,628,175
Services - 3.6%
ARAMARK Corp.:
3.7869% 2/1/15 (d)	3,755,000	3,708,063
8.5% 2/1/15	2,260,000	2,356,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,114,000	2,177,420
7.75% 5/15/16	2,195,000	2,255,363
FTI Consulting, Inc. 6.75% 10/1/20 (c)	2,165,000	2,143,350
Hertz Corp.:
6.75% 4/15/19 (c)	1,190,000	1,195,950
7.375% 1/15/21 (c)	2,590,000	2,680,650
7.5% 10/15/18 (c)	5,260,000	5,536,150
8.875% 1/1/14	1,334,000	1,369,018
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,560,000	4,514,400
PHH Corp. 9.25% 3/1/16 (c)	1,340,000	1,427,100
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	2,045,000	2,188,150
		31,551,664
Shipping - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (c)	1,565,000	1,580,650
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (c)	930,000	902,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.: - continued
8.875% 11/1/17	$ 1,580,000	$ 1,698,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	228,150
8.125% 3/30/18	1,980,000	1,994,850
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,074,900
Swift Services Holdings, Inc. 10% 11/15/18 (c)	1,785,000	1,923,338
		12,402,488
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (c)	4,505,000	4,324,800
Steel - 0.8%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,085,000	2,085,000
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,855,600
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,202,240
		7,142,840
Super Retail - 1.8%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,143,963
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	1,715,000	1,847,913
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,078,438
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	4,020,000	4,572,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,547,800
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,052,738
		15,243,602
Technology - 6.2%
Advanced Micro Devices, Inc. 7.75% 8/1/20	1,700,000	1,746,750
Amkor Technology, Inc. 7.375% 5/1/18	1,955,000	2,033,200
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	2,085,000	2,163,188
CommScope, Inc. 8.25% 1/15/19 (c)	1,180,000	1,224,250
Fidelity National Information Services, Inc.:
7.625% 7/15/17	650,000	695,500
7.875% 7/15/20	865,000	934,200
First Data Corp.:
8.25% 1/15/21 (c)	835,000	803,688
9.875% 9/24/15	835,000	832,913
11.25% 3/31/16	835,000	772,375
12.625% 1/15/21 (c)	500,000	506,250
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (d)	2,431,109	2,534,431
9.25% 4/15/18 (c)	1,870,000	2,052,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16	$ 2,785,000	$ 2,979,950
10.125% 3/15/18 (c)	2,865,000	3,244,613
Jabil Circuit, Inc.:
5.625% 12/15/20	650,000	640,250
7.75% 7/15/16	1,615,000	1,833,025
8.25% 3/15/18	1,215,000	1,391,175
Lucent Technologies, Inc.:
6.45% 3/15/29	3,680,000	2,925,600
6.5% 1/15/28	1,065,000	846,675
Seagate HDD Cayman 6.875% 5/1/20 (c)	795,000	763,200
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	2,034,900
Spansion LLC 7.875% 11/15/17 (c)	2,200,000	2,205,500
SunGard Data Systems, Inc.:
7.375% 11/15/18 (c)	1,005,000	1,013,744
7.625% 11/15/20 (c)	1,005,000	1,032,638
10.25% 8/15/15	3,020,000	3,182,325
Terremark Worldwide, Inc.:
9.5% 11/15/13 (c)	940,000	968,200
12% 6/15/17	3,025,000	3,781,250
Viasystems, Inc. 12% 1/15/15 (c)	1,110,000	1,261,238
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,739,375
		54,142,728
Telecommunications - 10.9%
Citizens Communications Co.:
7.875% 1/15/27	635,000	615,950
9% 8/15/31	1,390,000	1,473,400
Cleveland Unlimited, Inc. 14.5% 12/15/49 (c)(d)	865,000	778,500
Digicel Group Ltd.:
8.25% 9/1/17 (c)	2,690,000	2,811,050
8.875% 1/15/15 (c)	3,935,000	4,062,888
9.125% 1/15/15 pay-in-kind (c)(d)	2,020,000	2,090,700
12% 4/1/14 (c)	2,200,000	2,574,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,116,800
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,705,228
8.125% 10/1/18	3,460,000	3,875,200
8.25% 4/15/17	1,775,000	1,988,000
8.5% 4/15/20	605,000	682,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Global Crossing Ltd.:
9% 11/15/19 (c)	$ 1,730,000	$ 1,717,025
12% 9/15/15	1,940,000	2,226,150
Intelsat Bermuda Ltd.:
11.25% 2/4/17	1,055,000	1,176,325
12% 2/4/17 pay-in-kind (d)	5,856,241	6,473,993
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,857,292
11.5% 6/15/16	2,260,000	2,423,850
Intelsat Jackson Holdings SA 7.25% 10/15/20 (c)	2,005,000	2,045,100
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,615,088
11.25% 6/15/16	745,000	797,150
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	280,000	287,700
8.875% 1/15/15	4,255,000	4,393,288
MetroPCS Wireless, Inc. 7.875% 9/1/18	2,490,000	2,599,062
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,466,825
6.875% 10/31/13	3,580,000	3,602,375
7.375% 8/1/15	4,635,000	4,669,763
NII Capital Corp.:
8.875% 12/15/19	1,875,000	2,043,750
10% 8/15/16	1,680,000	1,881,600
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	1,040,000	1,055,600
7.125% 4/1/18	1,705,000	1,841,400
8% 10/1/15	2,465,000	2,668,363
Sprint Nextel Corp. 6% 12/1/16	2,445,000	2,402,213
U.S. West Communications 7.5% 6/15/23	2,780,000	2,786,950
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,085,000	1,122,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (c)	$ 3,060,000	$ 3,465,450
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	3,132,668	3,584,447
		94,977,588
TOTAL NONCONVERTIBLE BONDS		761,525,547
TOTAL CORPORATE BONDS (Cost $700,608,658)		765,491,039
Preferred Stocks - 0.8%
	Shares
Convertible Preferred Stocks - 0.5%
Automotive - 0.4%
General Motors Co. 4.75%	58,000	3,149,980
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,115,730
TOTAL CONVERTIBLE PREFERRED STOCKS		4,265,710
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	2,570	2,435,075
TOTAL PREFERRED STOCKS (Cost $6,267,793)		6,700,785
Floating Rate Loans - 6.1%
	Principal Amount
Aerospace - 0.0%
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (d)	$ 295,000	299,794
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5113% 4/30/14 (d)	1,730,506	1,713,201
US Airways Group, Inc. term loan 2.76% 3/23/14 (d)	2,911,383	2,711,225
		4,424,426
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (d)	$ 2,587,011	$ 2,509,400
Tranche C, term loan 2.1975% 12/27/15 (d)	1,557,200	1,498,805
		4,008,205
Broadcasting - 0.6%
Clear Channel Capital I LLC Tranche B, term loan 3.91% 1/29/16 (d)	1,500,000	1,350,000
Univision Communications, Inc. term loan 4.51% 3/31/17 (d)	3,629,015	3,565,507
		4,915,507
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (d)	4,090,000	4,079,775
Chemicals - 0.0%
Styron Corp. term loan 6% 8/1/17 (d)	380,000	386,175
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,254,570	1,260,842
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,504,050
		2,764,892
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	2,989,000	3,074,934
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (d)	547,730	545,677
term loan 3.3028% 3/30/14 (d)	6,225,983	6,202,635
		6,748,312
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (d)	1,505,807	1,492,631
Tranche I, term loan 3.04% 11/23/16 (d)	308,472	305,002
		1,797,633
Leisure - 0.5%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,692,800	2,773,584
Six Flags, Inc. Tranche B, term loan 5.5% 6/30/16 (d)	1,215,000	1,231,706
		4,005,290
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	$ 780,000	$ 829,764
Visant Corp. Tranche B, term loan 7% 12/22/16 (d)	1,077,300	1,093,460
		1,923,224
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (d)	594,313	601,742
Technology - 0.4%
CommScope, Inc. term loan 5% 1/14/18 (d)	220,000	222,750
First Data Corp. Tranche B1, term loan 3.01% 9/24/14 (d)	3,335,000	3,151,575
		3,374,325
Telecommunications - 1.2%
Asurion Corp.:
Tranche 2LN, term loan 6.7613% 7/3/15 (d)	3,750,431	3,670,922
Tranche B 2LN, term loan 6.75% 3/31/15 (d)	3,320,000	3,365,650
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (d)	1,335,000	1,288,275
TowerCo Finance LLC term loan 5.25% 2/2/17 (d)	2,060,000	2,070,300
		10,395,147
TOTAL FLOATING RATE LOANS (Cost $48,941,191)		52,799,381
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $34,272,456)	34,272,456	34,272,456
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $790,090,098)		859,263,661
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,422,948
NET ASSETS - 100%		$ 869,686,609
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,211,206 or 32.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,282
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,149,980	$ 3,149,980	$ -	$ -
Financials	2,435,075	-	2,435,075	-
Utilities	1,115,730	-	1,115,730	-
Corporate Bonds	765,491,039	-	765,491,039	-
Floating Rate Loans	52,799,381	-	52,799,381	-
Money Market Funds	34,272,456	34,272,456	-	-
Total Investments in Securities:	$ 859,263,661	$ 37,422,436	$ 821,841,225	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $783,400,522. Net unrealized appreciation aggregated $75,863,139, of which $77,931,608 related to appreciated investment securities and $2,068,469 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011